United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2019

Date of reporting period: July 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 59.40%
Communication Services - 4.25%
Diversified Telecommunication Services - 0.70%
AT&T, Inc.	55,073	$1,875,236

Interactive Media & Services - 0.68%
Alphabet, Inc., Class AA	550	670,010
Facebook, Inc., Class AA	6,000	1,165,380

		1,835,390

Media - 2.47%
CBS Corp., Class B, NVDR	12,852	662,006
Comcast Corp., Class A	71,541	3,088,425
Discovery, Inc., Class CA	53,999	1,524,932
Interpublic Group of Cos., Inc.	14,000	320,880
News Corp., Class A	55,500	730,380
Omnicom Group, Inc.	3,986	319,757

		6,646,380

Wireless Telecommunication Services - 0.40%
Vodafone Group PLC, Sponsored ADR	59,832	1,084,156

Total Communication Services		11,441,162

Consumer Discretionary - 6.28%
Auto Components - 0.94%
Adient PLC	16,732	397,385
Goodyear Tire & Rubber Co.	33,459	459,392
Magna International, Inc.	32,927	1,660,179

		2,516,956

Automobiles - 1.71%
General Motors Co.	102,555	4,137,069
Harley-Davidson, Inc.	12,641	452,295

		4,589,364

Hotels, Restaurants & Leisure - 0.52%
Aramark	27,975	1,012,415
Norwegian Cruise Line Holdings Ltd.A	7,765	383,902

		1,396,317

Household Durables - 0.90%
DR Horton, Inc.	17,211	790,501
Mohawk Industries, Inc.A	6,800	847,892
PulteGroup, Inc.	25,100	790,901

		2,429,294

Internet & Direct Marketing Retail - 0.19%
eBay, Inc.	12,200	502,518

Multiline Retail - 0.96%
Dollar General Corp.	19,231	2,577,339

Specialty Retail - 1.06%
Advance Auto Parts, Inc.	5,193	782,273
Lowe’s Cos, Inc.	20,537	2,082,452

		2,864,725

Total Consumer Discretionary		16,876,513

Consumer Staples - 2.80%
Beverages - 0.64%
Molson Coors Brewing Co., Class B	21,000	1,133,790

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 59.40% (continued)
Consumer Staples - 2.80% (continued)
Beverages - 0.64% (continued)
PepsiCo, Inc.	4,600	$587,926

		1,721,716

Food Products - 0.87%
Ingredion, Inc.	9,200	711,068
Kellogg Co.	4,092	238,236
Mondelez International, Inc., Class A	8,200	438,618
Tyson Foods, Inc., Class A	12,100	961,950

		2,349,872

Personal Products - 0.33%
Unilever PLC, Sponsored ADR	14,700	883,764

Tobacco - 0.96%
Altria Group, Inc.	18,935	891,271
Imperial Brands PLC, Sponsored ADR	23,794	606,271
Philip Morris International, Inc.	12,959	1,083,502

		2,581,044

Total Consumer Staples		7,536,396

Energy - 8.78%
Energy Equipment & Services - 1.39%
Halliburton Co.	53,000	1,219,000
National Oilwell Varco, Inc.B	41,700	993,294
Schlumberger Ltd.	38,000	1,518,860

		3,731,154

Oil, Gas & Consumable Fuels - 7.39%
Apache Corp.	44,114	1,077,264
BP PLC, Sponsored ADR	90,605	3,600,643
Canadian Natural Resources Ltd.	69,565	1,758,603
Chevron Corp.	23,656	2,912,290
ConocoPhillips	55,083	3,254,303
Hess Corp.	18,432	1,195,131
Kosmos Energy Ltd.	36,969	222,184
Marathon Oil Corp.	80,431	1,131,664
Marathon Petroleum Corp.	4,231	238,586
Murphy Oil Corp.	34,275	823,971
Phillips 66	20,180	2,069,661
Royal Dutch Shell PLC, Class A, Sponsored ADR	14,035	882,661
Royal Dutch Shell PLC, Class B, ADR	11,000	698,170

		19,865,131

Total Energy		23,596,285

Financials - 13.61%
Banks - 6.75%
Banco Santander S.A., ADRC	156,400	663,136
Bank of America Corp.	131,376	4,030,616
CIT Group, Inc.	5,850	295,717
Citigroup, Inc.	61,666	4,388,152
Citizens Financial Group, Inc.	23,868	889,322
Fifth Third Bancorp	10,000	296,900
JPMorgan Chase & Co.	28,285	3,281,060
Wells Fargo & Co.	88,722	4,295,032

		18,139,935

Capital Markets - 1.88%
Bank of New York Mellon Corp.	5,915	277,532

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 59.40% (continued)
Financials - 13.61% (continued)
Capital Markets - 1.88% (continued)
Blackstone Group, Inc., Class A	11,030	$529,219
E*TRADE Financial Corp.	12,500	609,875
Goldman Sachs Group, Inc.	7,997	1,760,380
KKR & Co., Inc., Class A	19,684	526,547
Morgan Stanley	13,337	594,297
State Street Corp.	13,106	761,327

		5,059,177

Consumer Finance - 1.41%
Ally Financial, Inc.	8,800	289,608
Capital One Financial Corp.	12,329	1,139,446
Discover Financial Services	7,500	673,050
Navient Corp.	34,672	490,609
SLM Corp.	100,285	913,596
Synchrony Financial	8,200	294,216

		3,800,525

Diversified Financial Services - 1.02%
AXA Equitable Holdings, Inc.	39,500	887,960
Berkshire Hathaway, Inc., Class BA	9,039	1,856,882

		2,744,842

Insurance - 2.11%
American International Group, Inc.	82,648	4,627,462
Travelers Cos., Inc.	7,057	1,034,697

		5,662,159

Mortgage Real Estate Investment Trusts (REITs) - 0.44%
Annaly Capital Management, Inc.	91,900	877,645
Two Harbors Investment Corp.	23,700	319,002

		1,196,647

Total Financials		36,603,285

Health Care - 6.46%
Biotechnology - 0.48%
AbbVie, Inc.	7,100	473,002
Biogen, Inc.A	1,372	326,289
Gilead Sciences, Inc.	7,420	486,158

		1,285,449

Health Care Equipment & Supplies - 1.82%
Medtronic PLC	38,586	3,933,457
Zimmer Biomet Holdings, Inc.	7,132	963,747

		4,897,204

Health Care Providers & Services - 1.33%
Anthem, Inc.	6,646	1,957,978
CVS Health Corp.	28,888	1,613,973

		3,571,951

Pharmaceuticals - 2.83%
AstraZeneca PLC, ADR	11,700	507,897
Bristol-Myers Squibb Co.	25,057	1,112,781
GlaxoSmithKline PLC, Sponsored ADR	21,443	885,167
Horizon Therapeutics PLCA	11,812	294,001
Jazz Pharmaceuticals PLCA	3,793	528,668
Johnson & Johnson	5,500	716,210
Merck & Co., Inc.	13,332	1,106,423
Mylan N.V.A	15,744	329,050
Pfizer, Inc.	23,600	916,624

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 59.40% (continued)
Health Care - 6.46% (continued)
Pharmaceuticals - 2.83% (continued)
Sanofi, ADR	29,019	$1,210,092

		7,606,913

Total Health Care		17,361,517

Industrials - 5.27%
Aerospace & Defense - 0.86%
Embraer S.A., Sponsored ADR	10,824	218,645
General Dynamics Corp.	2,724	506,500
Raytheon Co.	5,334	972,335
United Technologies Corp.	4,668	623,645

		2,321,125

Airlines - 0.46%
American Airlines Group, Inc.	40,861	1,246,669

Building Products - 0.75%
Johnson Controls International PLC	47,243	2,004,993

Construction & Engineering - 0.11%
Fluor Corp.	9,100	295,841

Electrical Equipment - 0.17%
Eaton Corp. PLC	5,483	450,648

Industrial Conglomerates - 1.67%
General Electric Co.	306,048	3,198,202
Honeywell International, Inc.	7,478	1,289,656

		4,487,858

Machinery - 0.96%
CNH Industrial N.V.	113,580	1,148,294
Cummins, Inc.	6,872	1,127,008
PACCAR, Inc.	4,239	297,323

		2,572,625

Trading Companies & Distributors - 0.29%
AerCap Holdings N.V.A	14,391	784,741

Total Industrials		14,164,500

Information Technology - 6.61%
Communications Equipment - 0.25%
Telefonaktiebolaget LM Ericsson, Sponsored ADRC	77,120	671,715

Electronic Equipment, Instruments & Components - 0.93%
Corning, Inc.	44,895	1,380,522
IPG Photonics Corp.A	5,000	655,050
TE Connectivity Ltd.	4,958	458,119

		2,493,691

Semiconductors & Semiconductor Equipment - 1.90%
Marvell Technology Group Ltd.	42,600	1,118,676
Micron Technology, Inc.A	10,435	468,427
NVIDIA Corp.	6,900	1,164,168
QUALCOMM, Inc.	26,065	1,906,916
Texas Instruments, Inc.	3,500	437,535

		5,095,722

Software - 2.91%
Microsoft Corp.	31,098	4,237,724

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 59.40% (continued)
Information Technology - 6.61% (continued)
Software - 2.91% (continued)
Oracle Corp.	60,049	$3,380,759
Teradata Corp.A	5,718	209,393

		7,827,876

Technology Hardware, Storage & Peripherals - 0.62%
Hewlett Packard Enterprise Co.	116,508	1,674,220

Total Information Technology		17,763,224

Materials - 3.64%
Chemicals - 2.37%
Air Products & Chemicals, Inc.	11,283	2,575,570
Corteva, Inc.A	28,046	827,357
Dow, Inc.A	12,595	610,102
DuPont de Nemours, Inc.	17,946	1,294,983
Eastman Chemical Co.	8,785	661,950
Huntsman Corp.	19,900	408,945

		6,378,907

Containers & Packaging - 0.77%
Crown Holdings, Inc.A	18,935	1,212,029
International Paper Co.	19,725	866,125

		2,078,154

Metals & Mining - 0.50%
Freeport-McMoRan, Inc.	22,500	248,850
Newmont Goldcorp Corp.	29,500	1,077,340

		1,326,190

Total Materials		9,783,251

Utilities - 1.70%
Electric Utilities - 1.31%
Entergy Corp.	16,635	1,756,989
PPL Corp.	39,547	1,171,778
Southern Co.	10,743	603,756

		3,532,523

Multi-Utilities - 0.39%
Dominion Energy, Inc.	14,059	1,044,443

Total Utilities		4,576,966

Total Common Stocks (Cost $130,039,982)		159,703,099

	Principal Amount
CORPORATE OBLIGATIONS - 12.93%
Basic Materials - 0.21%
Dow Chemical Co.,
4.125%, Due 11/15/2021	$145,000	149,725
3.500%, Due 10/1/2024	264,000	273,637
Nucor Corp.,
4.125%, Due 9/15/2022	52,000	54,605
4.000%, Due 8/1/2023	80,000	84,286

		562,253

Communications - 0.98%
Amazon.com, Inc., 3.875%, Due 8/22/2037	70,000	77,519

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 12.93% (continued)
Communications - 0.98% (continued)
AT&T, Inc.,
3.400%, Due 5/15/2025	$169,000	$173,839
3.600%, Due 7/15/2025	65,000	67,610
4.500%, Due 5/15/2035	61,000	64,975
6.350%, Due 3/15/2040	40,000	50,372
CBS Corp., 3.375%, Due 3/1/2022	337,000	344,052
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.750%, Due 2/15/2028	90,000	90,550
Comcast Corp.,
3.150%, Due 3/1/2026	84,000	87,044
4.600%, Due 10/15/2038	75,000	86,903
6.550%, Due 7/1/2039	217,000	302,585
Fox Corp., 5.476%, Due 1/25/2039D	55,000	65,169
NBCUniversal Enterprise, Inc., 2.719%, Due 4/1/2021, (3-mo. USD LIBOR + 0.400%)D E	835,000	837,764
Verizon Communications, Inc.,
2.625%, Due 8/15/2026	115,000	114,890
4.329%, Due 9/21/2028	180,000	199,708
Walt Disney Co., 6.400%, Due 12/15/2035D	45,000	62,639

		2,625,619

Consumer, Cyclical - 0.96%
American Honda Finance Corp.,
3.875%, Due 9/21/2020D	250,000	254,197
3.375%, Due 12/10/2021	130,000	133,166
Aptiv Corp., 4.150%, Due 3/15/2024	85,000	89,234
Costco Wholesale Corp., 2.150%, Due 5/18/2021	90,000	90,058
Daimler Finance North America LLC,
2.250%, Due 9/3/2019D	169,000	168,947
2.450%, Due 5/18/2020D	313,000	312,583
2.973%, Due 2/22/2021, (3-mo. USD LIBOR + 0.450%)D E	200,000	200,028
Dollar General Corp., 4.125%, Due 5/1/2028	50,000	53,647
Dollar Tree, Inc., 3.700%, Due 5/15/2023	85,000	87,646
Ford Motor Credit Co. LLC, 3.810%, Due 1/9/2024	60,000	60,024
General Motors Financial Co., Inc., 3.150%, Due 6/30/2022	90,000	90,685
Home Depot, Inc., 2.700%, Due 4/1/2023	72,000	73,394
Lowe’s Cos., Inc., 2.500%, Due 4/15/2026	110,000	108,532
McDonald’s Corp., 3.700%, Due 1/30/2026	98,000	104,537
O’Reilly Automotive, Inc., 4.350%, Due 6/1/2028	70,000	76,502
Starbucks Corp., 4.000%, Due 11/15/2028	90,000	98,456
Toyota Motor Credit Corp., 3.450%, Due 9/20/2023	100,000	104,649
Walgreens Boots Alliance, Inc., 3.800%, Due 11/18/2024	145,000	151,485
Walmart, Inc.,
3.400%, Due 6/26/2023	80,000	83,636
7.550%, Due 2/15/2030	169,000	242,827

		2,584,233

Consumer, Non-Cyclical - 1.76%
AbbVie, Inc.,
3.200%, Due 5/14/2026	85,000	85,546
4.450%, Due 5/14/2046	55,000	54,524
Altria Group, Inc., 4.750%, Due 5/5/2021	145,000	150,651
Amgen, Inc., 4.400%, Due 5/1/2045	75,000	80,148
Anheuser-Busch InBev Worldwide, Inc.,
4.375%, Due 4/15/2038	35,000	37,797
5.450%, Due 1/23/2039	1,605,000	1,942,667
5.550%, Due 1/23/2049	50,000	62,070

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 12.93% (continued)
Consumer, Non-Cyclical - 1.76% (continued)
Anthem, Inc., 2.500%, Due 11/21/2020	$65,000	$65,090
Bayer US Finance LLC, 2.375%, Due 10/8/2019D	300,000	299,725
Bristol-Myers Squibb Co., 3.400%, Due 7/26/2029D	670,000	700,293
Cigna Corp., 4.125%, Due 11/15/2025D	75,000	79,646
CVS Health Corp.,
2.125%, Due 6/1/2021	60,000	59,599
5.050%, Due 3/25/2048	55,000	59,613
Genzyme Corp., 5.000%, Due 6/15/2020	39,000	39,874
HCA, Inc., 4.125%, Due 6/15/2029	60,000	61,462
Humana, Inc., 3.150%, Due 12/1/2022	115,000	116,966
Kaiser Foundation Hospitals, 4.150%, Due 5/1/2047	45,000	50,993
Medtronic, Inc., 3.500%, Due 3/15/2025	313,000	331,500
Molson Coors Brewing Co., 3.000%, Due 7/15/2026	90,000	89,791
Moody’s Corp., 4.875%, Due 12/17/2048	50,000	58,186
RELX Capital, Inc., 3.500%, Due 3/16/2023	55,000	56,773
S&P Global, Inc., 4.400%, Due 2/15/2026	70,000	77,419
Zimmer Biomet Holdings, Inc., 3.550%, Due 4/1/2025	85,000	87,829
Zoetis, Inc., 3.000%, Due 9/12/2027	75,000	76,087

		4,724,249

Energy - 0.38%
BP Capital Markets America, Inc., 3.796%, Due 9/21/2025	50,000	53,263
Columbia Pipeline Group, Inc., 4.500%, Due 6/1/2025	81,000	86,953
Concho Resources, Inc., 4.300%, Due 8/15/2028	85,000	90,989
Enterprise Products Operating LLC, 6.125%, Due 10/15/2039	45,000	57,074
EOG Resources, Inc., 4.150%, Due 1/15/2026	70,000	76,627
Marathon Petroleum Corp., 3.625%, Due 9/15/2024	60,000	62,337
MPLX LP,
4.125%, Due 3/1/2027	55,000	57,293
5.200%, Due 3/1/2047	46,000	49,316
ONEOK, Inc., 4.550%, Due 7/15/2028	90,000	97,033
Phillips 66, 4.300%, Due 4/1/2022	87,000	91,473
Phillips 66 Partners LP,
3.550%, Due 10/1/2026	53,000	54,069
3.750%, Due 3/1/2028	50,000	51,319
Spectra Energy Partners LP, 3.375%, Due 10/15/2026	63,000	64,622
Sunoco Logistics Partners Operations LP, 4.250%, Due 4/1/2024	48,000	50,385
Valero Energy Corp., 4.350%, Due 6/1/2028	60,000	64,231

		1,006,984

Financial - 4.14%
American Campus Communities Operating Partnership LP, 3.625%, Due 11/15/2027	85,000	87,071
American Express Co.,
3.165%, Due 11/5/2021, (3-mo. USD LIBOR + 0.600%)E	420,000	421,986
3.400%, Due 2/27/2023	70,000	72,281
4.200%, Due 11/6/2025	115,000	125,063
4.050%, Due 12/3/2042	45,000	49,922
American International Group, Inc., 4.875%, Due 6/1/2022	289,000	308,279
Bank of America Corp.,
3.124%, Due 1/20/2023, (3-mo. USD LIBOR + 1.160%)E	180,000	182,641
4.125%, Due 1/22/2024	193,000	206,010
6.110%, Due 1/29/2037	176,000	225,379
5.000%, Due 1/21/2044	190,000	233,926
Bank of New York Mellon Corp., 3.250%, Due 5/16/2027	140,000	145,706
BB&T Corp., 2.750%, Due 4/1/2022	150,000	151,386
Boston Properties LP, 3.200%, Due 1/15/2025	130,000	133,250
Camden Property Trust, 3.150%, Due 7/1/2029	70,000	71,712
Capital One Financial Corp., 2.500%, Due 5/12/2020	115,000	114,966

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 12.93% (continued)
Financial - 4.14% (continued)
CBOE Global Markets, Inc., 3.650%, Due 1/12/2027	$85,000	$89,992
Chubb INA Holdings, Inc., 3.350%, Due 5/3/2026	70,000	73,601
Citibank NA, 2.885%, Due 2/12/2021, (3-mo. USD LIBOR + 0.350%)E	760,000	760,681
Citigroup, Inc.,
3.887%, Due 1/10/2028, (3-mo. USD LIBOR + 1.563%)E	240,000	253,688
5.875%, Due 1/30/2042	145,000	193,129
CNA Financial Corp., 3.900%, Due 5/1/2029	60,000	63,014
Crown Castle International Corp., 3.400%, Due 2/15/2021	84,000	84,984
Digital Realty Trust LP, 3.700%, Due 8/15/2027	95,000	98,423
ERP Operating LP, 3.000%, Due 4/15/2023	52,000	53,169
Goldman Sachs Group, Inc.,
5.750%, Due 1/24/2022	385,000	414,615
2.908%, Due 6/5/2023, (3-mo. USD LIBOR + 1.053%)E	155,000	156,265
3.500%, Due 1/23/2025	95,000	98,188
3.272%, Due 9/29/2025, (3-mo. USD LIBOR + 1.201%)E	85,000	86,767
HCP, Inc., 3.250%, Due 7/15/2026	60,000	60,703
Intercontinental Exchange, Inc., 2.750%, Due 12/1/2020	35,000	35,161
JPMorgan Chase & Co.,
3.625%, Due 5/13/2024	434,000	456,235
3.797%, Due 7/23/2024, (3-mo. USD LIBOR + 0.890%)E	150,000	157,023
3.782%, Due 2/1/2028, (3-mo. USD LIBOR + 1.337%)E	115,000	122,213
3.882%, Due 7/24/2038, (3-mo. USD LIBOR + 1.360%)E	95,000	101,236
5.500%, Due 10/15/2040	313,000	403,408
KeyCorp, 5.100%, Due 3/24/2021	60,000	62,573
Liberty Mutual Group, Inc.,
4.250%, Due 6/15/2023D	25,000	26,365
4.569%, Due 2/1/2029D	88,000	97,071
MetLife, Inc.,
6.375%, Due 6/15/2034	169,000	233,011
4.721%, Due 12/15/2044	193,000	227,823
Metropolitan Life Global Funding, 2.533%, Due 1/8/2021, (3-mo. USD LIBOR + 0.230%)D E	675,000	675,226
Morgan Stanley,
5.625%, Due 9/23/2019	169,000	169,735
3.700%, Due 10/23/2024	145,000	152,048
3.591%, Due 7/22/2028, (3-mo. USD LIBOR + 1.340%)E	105,000	109,058
PNC Financial Services Group, Inc., 3.500%, Due 1/23/2024	105,000	109,881
Prudential Financial, Inc.,
4.600%, Due 5/15/2044	313,000	362,761
4.350%, Due 2/25/2050	70,000	79,657
Public Storage, 2.370%, Due 9/15/2022	105,000	105,381
Raymond James Financial, Inc., 3.625%, Due 9/15/2026	105,000	109,039
Simon Property Group LP, 3.375%, Due 10/1/2024	313,000	326,602
State Street Corp., 3.300%, Due 12/16/2024	120,000	124,722
SunTrust Bank, 2.450%, Due 8/1/2022	110,000	110,077
US Bancorp,
3.375%, Due 2/5/2024	70,000	72,979
2.400%, Due 7/30/2024	130,000	129,781
Ventas Realty LP, 5.700%, Due 9/30/2043	55,000	67,783
Visa, Inc., 3.150%, Due 12/14/2025	105,000	109,575
Wells Fargo & Co.,
3.292%, Due 7/26/2021, (3-mo. USD LIBOR + 1.025%)E	1,087,000	1,099,704
3.584%, Due 5/22/2028, (3-mo. USD LIBOR + 1.310%)E	175,000	182,877
4.750%, Due 12/7/2046	90,000	103,480

		11,139,282

Industrial - 0.93%
BAE Systems Holdings, Inc., 3.800%, Due 10/7/2024D	313,000	325,532
Burlington Northern Santa Fe LLC,

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 12.93% (continued)
Industrial - 0.93% (continued)
Burlington Northern Santa Fe LLC (continued)
3.650%, Due 9/1/2025	$65,000	$68,866
5.750%, Due 5/1/2040	202,000	265,800
Caterpillar Financial Services Corp., 2.650%, Due 5/17/2021, Series I	145,000	146,156
CSX Corp., 5.500%, Due 4/15/2041	157,000	192,576
Eaton Corp., 2.750%, Due 11/2/2022	75,000	75,625
General Electric Co.,
5.500%, Due 1/8/2020	120,000	121,451
3.450%, Due 5/15/2024	70,000	71,870
John Deere Capital Corp.,
1.950%, Due 6/22/2020	90,000	89,690
2.150%, Due 9/8/2022	90,000	89,541
Lockheed Martin Corp., 3.550%, Due 1/15/2026	90,000	95,965
Martin Marietta Materials, Inc., 4.250%, Due 12/15/2047	95,000	89,614
Northrop Grumman Corp.,
5.050%, Due 8/1/2019	72,000	72,000
3.850%, Due 4/15/2045	130,000	135,107
Republic Services, Inc., 2.500%, Due 8/15/2024	65,000	64,897
Union Pacific Corp., 4.100%, Due 9/15/2067	90,000	89,283
United Technologies Corp.,
1.900%, Due 5/4/2020	105,000	104,545
4.125%, Due 11/16/2028	95,000	104,983
6.125%, Due 7/15/2038	217,000	289,873

		2,493,374

Technology - 2.52%
Analog Devices, Inc., 3.900%, Due 12/15/2025	75,000	79,429
Apple, Inc., 2.850%, Due 5/11/2024	170,000	174,452
Autodesk, Inc., 3.500%, Due 6/15/2027	55,000	55,857
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, Due 1/15/2025	60,000	58,219
Broadridge Financial Solutions, Inc., 3.400%, Due 6/27/2026	65,000	67,607
Dell International LLC / EMC Corp.,
4.420%, Due 6/15/2021D	135,000	138,808
5.300%, Due 10/1/2029D	1,185,000	1,260,352
Fiserv, Inc., 3.200%, Due 7/1/2026	70,000	71,428
Hewlett Packard Enterprise Co., 6.350%, Due 10/15/2045	1,720,000	1,944,169
HP, Inc., 4.050%, Due 9/15/2022	145,000	150,951
Intel Corp., 3.300%, Due 10/1/2021	86,000	88,057
International Business Machines Corp., 4.250%, Due 5/15/2049	970,000	1,051,170
Micron Technology, Inc., 5.327%, Due 2/6/2029	1,210,000	1,286,919
Microsoft Corp., 4.450%, Due 11/3/2045	50,000	60,419
Oracle Corp.,
2.500%, Due 5/15/2022	115,000	115,689
4.300%, Due 7/8/2034	112,000	127,292
QUALCOMM, Inc., 2.900%, Due 5/20/2024	55,000	55,857

		6,786,675

Utilities - 1.05%
American Electric Power Co., Inc., 3.650%, Due 12/1/2021, Series I	80,000	82,288
Appalachian Power Co., 4.500%, Due 3/1/2049, Series Y	30,000	34,672
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	287,000	389,591
Consolidated Edison Co. of New York, Inc.,
5.500%, Due 12/1/2039, Series 09-C	169,000	215,566
4.625%, Due 12/1/2054	55,000	63,594
Delmarva Power & Light Co., 3.500%, Due 11/15/2023	61,000	63,692
Dominion Energy, Inc., 2.579%, Due 7/1/2020	90,000	90,009
DPL, Inc., 7.250%, Due 10/15/2021	144,000	154,260

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 12.93% (continued)
Utilities - 1.05% (continued)
Duke Energy Corp.
3.550%, Due 9/15/2021	$130,000	$132,910
3.750%, Due 4/15/2024	65,000	68,289
Duke Energy Progress LLC, 4.150%, Due 12/1/2044	125,000	137,845
Entergy Louisiana, LLC, 4.000%, Due 3/15/2033	67,000	74,395
Florida Power & Light Co., 3.950%, Due 3/1/2048	50,000	55,244
MidAmerican Energy Co., 3.100%, Due 5/1/2027	100,000	103,435
National Fuel Gas Co., 3.950%, Due 9/15/2027	125,000	125,539
National Rural Utilities Cooperative Finance Corp.,
2.950%, Due 2/7/2024	65,000	66,461
4.300%, Due 3/15/2049	50,000	57,386
Nevada Power Co., 2.750%, Due 4/15/2020, Series BB	50,000	50,137
NiSource, Inc.,
3.490%, Due 5/15/2027	70,000	72,567
3.950%, Due 3/30/2048	65,000	66,427
Southern Co., 2.750%, Due 6/15/2020	241,000	241,485
Southern Power Co., 4.150%, Due 12/1/2025	84,000	89,476
Southwestern Electric Power Co., 3.550%, Due 2/15/2022	289,000	294,990
WEC Energy Group, Inc., 3.550%, Due 6/15/2025	94,000	98,708

		2,828,966

Total Corporate Obligations (Cost $32,328,300)		34,751,635

FOREIGN CORPORATE OBLIGATIONS - 1.91%
Basic Materials - 0.06%
ArcelorMittal, 3.600%, Due 7/16/2024	70,000	70,533
Nutrien Ltd., 4.000%, Due 12/15/2026	64,000	67,829
Teck Resources Ltd., 6.000%, Due 8/15/2040	30,000	32,773

		171,135

Communications - 0.66%
Alibaba Group Holding Ltd., 3.600%, Due 11/28/2024	313,000	325,534
America Movil S.A.B. de C.V., 6.375%, Due 3/1/2035	169,000	222,137
Bell Canada, Inc., 4.464%, Due 4/1/2048	45,000	49,703
Deutsche Telekom International Finance B.V., 4.875%, Due 3/6/2042D	150,000	167,525
Rogers Communications, Inc., 3.625%, Due 12/15/2025	85,000	89,837
TELUS Corp., 2.800%, Due 2/16/2027	74,000	73,213
Thomson Reuters Corp.,
4.300%, Due 11/23/2023	145,000	153,641
3.850%, Due 9/29/2024	193,000	198,972
Vodafone Group PLC, 6.150%, Due 2/27/2037	393,000	481,828

		1,762,390

Consumer, Non-Cyclical - 0.09%
Coca-Cola Femsa S.A.B. de C.V., 3.875%, Due 11/26/2023	65,000	68,325
Sanofi, 4.000%, Due 3/29/2021	75,000	76,983
Shire Acquisitions Investments Ireland DAC, 2.875%, Due 9/23/2023	85,000	85,891

		231,199

Energy - 0.61%
Canadian Natural Resources Ltd.,
3.900%, Due 2/1/2025	60,000	62,820
6.250%, Due 3/15/2038	176,000	219,783
Saudi Arabian Oil Co., 4.375%, Due 4/16/2049D	1,050,000	1,091,214
TransCanada PipeLines Ltd.,
3.750%, Due 10/16/2023	145,000	151,333

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 1.91% (continued)
Energy - 0.61% (continued)
TransCanada PipeLines Ltd. (continued)
6.100%, Due 6/1/2040	$82,000	$102,538

		1,627,688

Financial - 0.37%
Bank of Montreal, 3.300%, Due 2/5/2024	140,000	144,567
HSBC Holdings PLC, 3.262%, Due 3/13/2023, (3-mo. USD LIBOR + 1.055%)E	148,000	150,021
Mitsubishi UFJ Financial Group, Inc., 2.623%, Due 7/18/2022	80,000	80,063
Nordea Bank Abp, 4.875%, Due 1/27/2020D	120,000	121,463
Royal Bank of Canada, 3.200%, Due 4/30/2021	130,000	132,134
Toronto-Dominion Bank, 3.250%, Due 3/11/2024	210,000	217,194
Trinity Acquisition PLC, 4.400%, Due 3/15/2026	67,000	71,981
Westpac Banking Corp., 2.650%, Due 1/25/2021	90,000	90,497

		1,007,920

Industrial - 0.12%
CNH Industrial N.V., 3.850%, Due 11/15/2027	35,000	35,550
Ingersoll-Rand Luxembourg Finance S.A., 2.625%, Due 5/1/2020	145,000	144,962
Johnson Controls International PLC, 5.000%, Due 3/30/2020	145,000	147,266

		327,778

Total Foreign Corporate Obligations (Cost $4,772,160)		5,128,110

FOREIGN SOVEREIGN OBLIGATIONS - 0.18%
European Investment Bank, 2.375%, Due 6/15/2022	125,000	126,686
Kreditanstalt fuer Wiederaufbau, 2.125%, Due 6/15/2022	120,000	120,730
Province of Ontario Canada, 2.500%, Due 4/27/2026	120,000	121,999
Province of Quebec Canada, 2.375%, Due 1/31/2022	100,000	100,856

Total Foreign Sovereign Obligations (Cost $464,383)		470,271

ASSET-BACKED OBLIGATIONS - 0.60%
Ally Auto Receivables Trust, 1.750%, Due 12/15/2021, 2017 4 A3	212,319	211,798
Americredit Automobile Receivables Trust,
1.530%, Due 7/8/2021, 2016 4 A3	18,220	18,207
1.900%, Due 3/18/2022, 2017 3 A3	159,306	158,948
BMW Vehicle Lease Trust, 2.840%, Due 11/22/2021, 2019 1 A3	105,000	105,803
Ford Credit Auto Lease Trust,
2.030%, Due 12/15/2020, 2017 B A3	141,967	141,872
2.220%, Due 10/15/2022, 2019 B A3	165,000	164,819
GM Financial Automobile Leasing Trust, 2.980%, Due 12/20/2021, 2019 1 A3	75,000	75,721
GM Financial Consumer Automobile Receivables Trust, 2.320%, Due 7/18/2022, 2018 1 A3	95,000	95,018
John Deere Owner Trust, 3.080%, Due 11/15/2022, 2018 B A3	190,000	191,948
Mercedes-Benz Auto Lease Trust, 3.100%, Due 11/15/2021, 2019 A A3	105,000	105,937
Nissan Auto Receivables Owner Trust, 2.120%, Due 4/18/2022, 2017 C A3	100,000	99,876
PSNH Funding LLC, 3.094%, Due 2/1/2026, 2018 1 A1	113,067	115,151
World Omni Auto Receivables Trust, 1.950%, Due 2/15/2023, 2017 B A3	135,000	134,535

Total Asset-Backed Obligations (Cost $1,614,743)		1,619,633

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.06% (Cost $170,804)
Freddie Mac REMIC Trust, 3.000%, Due 1/15/2047	170,757	172,966

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.66%
Bank, 3.183%, Due 8/15/2061, 2019-BN19 A3	185,000	191,445
Ginnie Mae REMIC Trust,
1.367%, Due 11/16/2041, 2013-125 AB	506,381	491,879
1.147%, Due 12/16/2038, 2013-139 A	260,778	256,316
1.624%, Due 7/16/2039, 2013-78 AB	414,233	405,213

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Fair Value
COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.66% (continued)
GS Mortgage Securities Trust, 3.679%, Due 8/10/2043, 2010-C1 A1D	$6,181	$6,188
JPMBB Commercial Mortgage Securities Trust, 3.157%, Due 7/15/2045, 2013-C12 ASB	230,441	232,560
WFRBS Commercial Mortgage Trust, 3.660%, Due 3/15/2047, 2014-C19 A3	186,336	188,920

Total Commercial Mortgage-Backed Obligations (Cost $1,801,765)		1,772,521

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 5.83%
Federal Home Loan Mortgage Corp.,
5.000%, Due 10/1/2020	2,034	2,103
3.500%, Due 9/1/2028	44,266	46,063
3.000%, Due 11/1/2032	125,376	128,093
5.000%, Due 8/1/2033	40,442	44,151
5.500%, Due 2/1/2034	40,527	45,414
3.000%, Due 8/1/2034	25,000	25,500
4.000%, Due 1/1/2041	149,539	158,625
4.500%, Due 2/1/2041	102,657	110,854
3.500%, Due 6/1/2042	493,085	514,131
3.500%, Due 7/1/2042	138,438	144,349
3.500%, Due 5/1/2046	223,015	232,070
3.000%, Due 11/1/2046	295,591	300,133
3.000%, Due 4/1/2047	289,891	294,316
3.500%, Due 1/1/2048	404,731	418,247
4.000%, Due 4/1/2048	264,829	275,749
3.000%, Due 8/1/2048	289,770	293,843

		3,033,641

Federal National Mortgage Association,
4.000%, Due 8/1/2020	4,881	5,069
3.500%, Due 1/1/2028B	45,237	46,797
4.000%, Due 10/1/2033	223,597	233,632
5.000%, Due 3/1/2034B	43,458	47,419
4.500%, Due 4/1/2034	77,924	83,207
3.500%, Due 6/1/2037	281,609	292,153
5.500%, Due 6/1/2038	8,432	9,425
4.500%, Due 1/1/2040	114,310	123,337
5.000%, Due 5/1/2040	174,116	189,775
5.000%, Due 6/1/2040	139,703	152,377
4.000%, Due 9/1/2040	100,717	106,767
4.000%, Due 1/1/2041	195,160	206,871
3.000%, Due 6/1/2043	785,827	800,766
3.500%, Due 7/1/2043	139,311	145,847
3.000%, Due 8/1/2043	688,050	701,123
4.000%, Due 11/1/2044B	113,138	120,712
4.000%, Due 7/1/2045	467,275	491,491
3.500%, Due 8/1/2045	123,646	127,788
3.500%, Due 11/1/2045	1,377,093	1,422,613
3.000%, Due 4/1/2046	163,785	166,628
3.500%, Due 5/1/2046	469,374	486,741
4.000%, Due 7/1/2046	198,619	209,286
3.000%, Due 10/1/2046	48,940	49,658
3.000%, Due 11/1/2046	319,861	324,581
3.500%, Due 11/1/2046	400,557	414,796
3.000%, Due 12/1/2046B	193,084	195,939
3.000%, Due 2/1/2047	210,847	214,443
3.500%, Due 3/1/2047	101,377	104,823
4.500%, Due 7/1/2047	121,349	128,334
4.500%, Due 8/1/2047	124,714	131,793
3.500%, Due 9/1/2047	120,369	124,911
4.000%, Due 9/1/2047	253,393	265,053
4.000%, Due 11/1/2047	209,116	218,684

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 5.83% (continued)
Federal National Mortgage Association (continued)
3.500%, Due 2/1/2048	$255,830	$263,318
4.000%, Due 3/1/2048	234,424	243,939
4.000%, Due 4/1/2048	390,631	407,218
4.500%, Due 4/1/2048	110,060	116,029
4.500%, Due 7/1/2048	346,205	364,433
3.000%, Due 10/1/2048B	171,957	173,747

		9,911,523

Government National Mortgage Association,
6.500%, Due 8/15/2027	34,846	38,361
6.500%, Due 11/15/2027	39,422	43,398
7.500%, Due 12/15/2028	36,279	41,153
5.500%, Due 7/15/2033	41,957	47,248
6.000%, Due 12/15/2033	54,305	62,092
5.500%, Due 2/20/2034	58,404	64,761
5.000%, Due 10/15/2039	92,247	102,076
3.500%, Due 9/15/2041	245,650	255,581
3.000%, Due 1/20/2046	72,426	74,464
3.000%, Due 4/20/2046	183,673	188,604
3.000%, Due 6/20/2046	243,677	250,147
3.000%, Due 12/20/2046	164,690	169,105
3.500%, Due 8/20/2047	79,105	81,895
3.500%, Due 10/20/2047	76,845	79,504
4.000%, Due 1/20/2048	440,547	459,634
4.500%, Due 12/20/2048	220,281	229,595
5.000%, Due 1/20/2049	111,695	117,088
5.000%, Due 6/20/2049	204,549	216,014
4.500%, Due 7/20/2049	210,000	220,386

		2,741,106

Total U.S. Agency Mortgage-Backed Obligations (Cost $15,441,212)		15,686,270

U.S. TREASURY OBLIGATIONS - 16.34%
U.S. Treasury Notes/Bonds,
1.750%, Due 10/31/2020	319,000	317,928
2.126%, Due 10/31/2020, (3-mo. USD LIBOR + 0.045%)E	375,000	374,452
1.250%, Due 3/31/2021	964,000	952,891
1.375%, Due 4/30/2021	964,000	954,548
2.220%, Due 4/30/2021, (3-mo. USD LIBOR + 0.139%)E	11,300,000	11,296,694
2.000%, Due 5/31/2021	1,446,000	1,447,525
2.000%, Due 2/15/2022	2,181,000	2,188,242
1.750%, Due 9/30/2022	500,000	498,398
1.625%, Due 11/15/2022	964,000	956,883
1.750%, Due 1/31/2023	195,000	194,307
2.000%, Due 2/15/2023	500,000	502,480
2.750%, Due 7/31/2023	500,000	517,207
2.500%, Due 8/15/2023	964,000	988,138
2.375%, Due 8/15/2024	2,200,000	2,253,711
2.875%, Due 7/31/2025	500,000	527,422
6.875%, Due 8/15/2025	279,000	358,221
2.000%, Due 11/15/2026	500,000	501,875
2.875%, Due 5/15/2028	200,000	214,109
2.875%, Due 8/15/2028	9,225,000	9,885,524
5.250%, Due 11/15/2028	217,000	276,421
2.625%, Due 2/15/2029	540,000	568,160
2.375%, Due 5/15/2029	350,000	360,938
4.750%, Due 2/15/2037	304,000	415,673
4.500%, Due 8/15/2039	241,000	325,133
2.750%, Due 8/15/2042	250,000	262,256

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS - 16.34% (continued)
U.S. Treasury Notes/Bonds (continued)
3.000%, Due 8/15/2048	$3,910,000	$4,285,727
3.000%, Due 2/15/2049	2,274,000	2,495,804

		43,920,667

Total U.S. Treasury Obligations (Cost $42,659,433)		43,920,667

	Shares
SHORT-TERM INVESTMENTS - 1.70% (Cost $4,567,448)
Investment Companies - 1.70%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.28%F G	4,567,448	4,567,448

SECURITIES LENDING COLLATERAL - 0.47% (Cost $1,261,942)
Investment Companies - 0.47%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.28%F G	1,261,942	1,261,942

TOTAL INVESTMENTS - 100.08% (Cost $235,122,172)		269,054,562
LIABILITIES, NET OF OTHER ASSETS - (0.08%)		(210,466)

TOTAL NET ASSETS - 100.00%		$268,844,096

Percentages are stated as a percent of net assets.

A Non-income producing security.
B Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
C All or a portion of this security is on loan at July 31, 2019.

D  Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $6,890,735 or 2.56% of net assets. The Fund has no right to demand registration of these securities.

E   Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2019.

F The Fund is affiliated by having the same investment advisor.
G 7-day yield.

ADR - American Depositary Receipt.
LIBOR - London Interbank Offered Rate.
LLC - Limited Liability Company.
LP - Limited Partnership.
NVDR - Non Voting Depositary Receipt.
PLC - Public Limited Company.
PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.
REMIC - Real Estate Mortgage Investment Conduit.

Long Futures Contracts Open on July 31, 2019:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	29	September 2019	$4,366,636	$4,324,335	$(42,301)

			$4,366,636	$4,324,335	$(42,301)

Index Abbreviations:

S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index.

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2019, the investments were classified as described below:

Balanced Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$159,703,099	$—	$—	$159,703,099
Corporate Obligations	—	34,751,635	—	34,751,635
Foreign Corporate Obligations	—	5,128,110	—	5,128,110
Foreign Sovereign Obligations	—	470,271	—	470,271
Asset-Backed Obligations	—	1,619,633	—	1,619,633
Collateralized Mortgage Obligations	—	172,966	—	172,966
Commercial Mortgage-Backed Obligations	—	1,772,521	—	1,772,521
U.S. Agency Mortgage-Backed Obligations	—	15,686,270	—	15,686,270
U.S. Treasury Obligations	—	43,920,667	—	43,920,667
Short-Term Investments	4,567,448	—	—	4,567,448
Securities Lending Collateral	1,261,942	—	—	1,261,942

Total Investments in Securities - Assets	$165,532,489	$103,522,073	$—	$269,054,562

Financial Derivative Instruments - Liabilities
Futures Contracts	$(42,301)	$—	$—	$(42,301)

Total Financial Derivative Instruments - Liabilities	$(42,301)	$—	$—	$(42,301)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 66.51%
Communications - 8.21%
Comcast Corp.,
2.649%, Due 10/1/2020, (3-mo. USD LIBOR + 0.330%)A	$5,730,000	$5,739,581
2.933%, Due 4/15/2024, (3-mo. USD LIBOR + 0.630%)A	10,015,000	10,074,519
TWDC Enterprises 18 Corp., 2.893%, Due 3/4/2022, (3-mo. USD LIBOR + 0.390%)A	13,772,000	13,822,921

		29,637,021

Consumer, Non-Cyclical - 6.20%
Merck & Co., Inc., 2.920%, Due 2/10/2020, (3-mo. USD LIBOR + 0.375%)A	4,860,000	4,869,059
PepsiCo, Inc.,
2.833%, Due 10/6/2021, (3-mo. USD LIBOR + 0.530%)A	6,460,000	6,509,105
2.631%, Due 5/2/2022, (3-mo. USD LIBOR + 0.365%)A	7,280,000	7,302,632
UnitedHealth Group, Inc., 2.373%, Due 10/15/2020, (3-mo. USD LIBOR + 0.070%)A	3,720,000	3,714,085

		22,394,881

Energy - 1.16%
Chevron Corp., 3.048%, Due 11/15/2021, (3-mo. USD LIBOR + 0.530%)A	4,140,000	4,177,742

Financial - 27.85%
American Express Co., 2.863%, Due 8/1/2022, (3-mo. USD LIBOR + 0.610%)A	6,600,000	6,613,671
American Express Credit Corp., 3.220%, Due 3/3/2022, (3-mo. USD LIBOR + 0.700%)A	7,068,000	7,112,640
Bank of America Corp.,
3.438%, Due 1/20/2023, (3-mo. USD LIBOR + 1.160%)A	3,700,000	3,745,410
3.269%, Due 3/5/2024, (3-mo. USD LIBOR + 0.790%)A	5,380,000	5,382,911
Citigroup, Inc., 3.625%, Due 5/17/2024, (3-mo. USD LIBOR + 1.100%)A	15,769,000	15,931,882
Fifth Third Bank, 2.893%, Due 2/1/2022, (3-mo. USD LIBOR + 0.640%)A	5,580,000	5,604,425
Goldman Sachs Group, Inc.,
4.125%, Due 11/29/2023, (3-mo. USD LIBOR + 1.600%)A	4,080,000	4,201,886
3.824%, Due 11/23/2024, (3-mo. USD LIBOR + 1.300%)A	8,145,000	8,168,650
JPMorgan Chase & Co.,
3.176%, Due 4/25/2023, (3-mo. USD LIBOR + 0.900%)A	6,645,000	6,699,509
3.513%, Due 10/24/2023, (3-mo. USD LIBOR + 1.230%)A	8,400,000	8,538,760
Manufacturers & Traders Trust Co., 3.130%, Due 5/18/2022, (3-mo. USD LIBOR + 0.610%)A	7,390,000	7,401,839
Morgan Stanley, 3.683%, Due 10/24/2023, (3-mo. USD LIBOR + 1.400%)A	13,979,000	14,254,808
Wells Fargo & Co., 3.393%, Due 1/24/2023, (3-mo. USD LIBOR + 1.110%)A	6,795,000	6,888,774

		100,545,165

Industrial - 7.61%
John Deere Capital Corp.,
2.933%, Due 9/8/2022, (3-mo. USD LIBOR + 0.480%)A	7,435,000	7,451,506
3.022%, Due 6/7/2023, (3-mo. USD LIBOR + 0.550%)A	5,195,000	5,214,876
United Parcel Service, Inc., 2.769%, Due 4/1/2023, (3-mo. USD LIBOR + 0.450%)A	14,770,000	14,821,445

		27,487,827

Technology - 14.35%
Apple, Inc., 3.062%, Due 2/9/2022, (3-mo. USD LIBOR + 0.500%)A	14,585,000	14,712,181
IBM Credit LLC, 2.538%, Due 1/20/2021, (3-mo. USD LIBOR + 0.260%)A	10,790,000	10,797,704
Intel Corp., 2.885%, Due 5/11/2022, (3-mo. USD LIBOR + 0.350%)A	10,985,000	11,023,405
International Business Machines Corp., 2.935%, Due 5/13/2021, (3-mo. USD LIBOR + 0.400%)A	4,890,000	4,909,606
QUALCOMM, Inc., 2.996%, Due 1/30/2023, (3-mo. USD LIBOR + 0.730%)A	10,360,000	10,381,026

		51,823,922

Utilities - 1.13%
Consolidated Edison Co. of New York, Inc., 2.749%, Due 6/25/2021, Series C, (3-mo. USD LIBOR + 0.400%)A	4,080,000	4,093,586

Total Corporate Obligations (Cost $239,308,481)		240,160,144

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.30%
Federal Home Loan Mortgage Corp., 4.500%, Due 12/1/2034	$2,428,643	$2,621,319
Federal National Mortgage Association,
5.500%, Due 1/1/2024	1,354,850	1,410,316
5.000%, Due 7/1/2026	650,618	668,025

Total U.S. Agency Mortgage-Backed Obligations (Cost $4,717,168)		4,699,660

U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.00%
Federal Farm Credit Banks,
2.429%, Due 2/10/2020, (1-mo. USD LIBOR + 0.050%)A	4,075,000	4,075,740
2.289%, Due 5/11/2020, (1-mo. USD LIBOR - 0.080%)A	7,160,000	7,154,230
2.329%, Due 3/17/2021, (1-mo. USD LIBOR + 0.015%)A	7,115,000	7,108,295
Federal Home Loan Banks,
2.385%, Due 5/8/2020, (3-mo. USD LIBOR - 0.175%)A	22,630,000	22,612,759
2.267%, Due 12/18/2020, (3-mo. USD LIBOR - 0.135%)A	25,750,000	25,725,150
2.178%, Due 1/4/2021, (3-mo. USD LIBOR - 0.135%)A	9,165,000	9,154,179

Total U.S. Government Agency Obligations (Cost $75,895,254)		75,830,353

U.S. TREASURY OBLIGATIONS - 10.26%
U.S. Treasury Notes/Bonds,
2.220%, Due 4/30/2021, (3-mo. Treasury money market yield + 0.139%)A	7,200,000	7,197,894
2.500%, Due 5/15/2046	30,040,000	29,862,811

Total U.S. Treasury Obligations (Cost $33,486,404)		37,060,705

	Shares
SHORT-TERM INVESTMENTS - 0.62% (Cost $2,224,713)
Investment Companies - 0.62%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.28%B C	2,224,713	2,224,713

TOTAL INVESTMENTS - 99.69% (Cost $355,632,020)		359,975,575
OTHER ASSETS, NET OF LIABILITIES - 0.31%		1,128,422

TOTAL NET ASSETS - 100.00%		$361,103,997

Percentages are stated as a percent of net assets.

A  Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2019.

B The Fund is affiliated by having the same investment advisor.
C 7-day yield.

LLC - Limited Liability Company.
LIBOR - London Interbank Offered Rate.
PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2019, the investments were classified as described below:

Garcia Hamilton Quality Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$240,160,144	$—	$240,160,144
U.S. Agency Mortgage-Backed Obligations	—	4,699,660	—	4,699,660
U.S. Government Agency Obligations	—	75,830,353	—	75,830,353
U.S. Treasury Obligations	—	37,060,705	—	37,060,705
Short-Term Investments	2,224,713	—	—	2,224,713

Total Investments in Securities - Assets	$2,224,713	$357,750,862	$—	$359,975,575

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
Australia - 0.48% (Cost $8,394,760)
Common Stocks - 0.48%
BHP Group PLCA	557,858	$13,320,819

Belgium - 1.06% (Cost $26,575,618)
Common Stocks - 1.06%
Anheuser-Busch InBev S.A.A	290,457	29,377,629

Canada - 4.98%
Common Stocks - 4.98%
Canadian Imperial Bank of Commerce	87,619	6,893,075
Canadian National Railway Co.	165,000	15,617,366
Encana Corp.	2,905,272	13,273,822
Gildan Activewear, Inc.	484,670	19,088,609
Husky Energy, Inc.	990,800	7,687,371
Manulife Financial Corp.	521,197	9,438,255
National Bank of Canada	299,402	14,491,438
Rogers Communications, Inc., Class B	193,400	10,039,274
Suncor Energy, Inc.	613,900	17,615,088
Wheaton Precious Metals Corp.	917,500	23,983,748

Total Common Stocks		138,128,046

Total Canada (Cost $139,255,219)		138,128,046

China - 1.16%
Common Stocks - 1.16%
China Merchants Port Holdings Co., Ltd.A	2,777,068	4,607,572
China Mobile Ltd.A	3,221,776	27,424,268

Total Common Stocks		32,031,840

Total China (Cost $39,985,520)		32,031,840

Denmark - 1.51%
Common Stocks - 1.51%
AP Moller - Maersk A/S, Class BA	9,647	10,804,574
Carlsberg A/S, Class BA	110,807	15,112,019
Drilling Co.A B	8,278	556,853
Vestas Wind Systems A/SA	188,660	15,461,290

Total Common Stocks		41,934,736

Total Denmark (Cost $37,450,012)		41,934,736

Finland - 0.72%
Common Stocks - 0.72%
Nordea Bank AbpA	1,350,042	8,635,570
Sampo OYJ, Class AA	273,475	11,381,316

Total Common Stocks		20,016,886

Total Finland (Cost $28,071,204)		20,016,886

France - 11.36%
Common Stocks - 11.36%
Air Liquide S.A.A	107,244	14,800,881
Atos SEA	131,377	10,583,926
AXA S.A.A	44,309	1,119,886
BNP Paribas S.A.A	1,008,049	46,841,251
Carrefour S.A.A	511,394	9,826,462
Cie de Saint-GobainA	357,376	13,684,536
Cie Generale des Etablissements Michelin SCAA	175,387	19,400,660
Credit Agricole S.A.A	792,346	9,404,534

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
France - 11.36% (continued)
Common Stocks - 11.36% (continued)
Danone S.A.A	51,667	$4,479,509
Engie S.A.A	1,092,643	16,731,842
Ingenico Group S.A.A	47,224	4,484,204
Safran S.A.A	152,398	21,838,696
SanofiA	548,687	45,781,724
Total S.A.A	846,636	43,870,012
Veolia Environnement S.A.A	916,960	23,059,753
Vinci S.A.A	109,649	11,237,583
Vivendi S.A.A	639,423	17,772,207

Total Common Stocks		314,917,666

Total France (Cost $306,100,096)		314,917,666

Germany - 10.40%
Common Stocks - 8.16%
BASF SEA	483,612	32,314,203
Bayer AGA	301,556	19,586,446
Deutsche Post AGA	534,094	17,412,560
Deutsche Telekom AGA	1,612,501	26,520,240
E.ON SEA	2,342,080	23,437,232
Fresenius Medical Care AG & Co. KGaAA	177,379	12,355,466
Fresenius SE & Co. KGaAA	129,078	6,518,090
Merck KGaAA	154,409	15,821,229
SAP SEA	386,030	47,886,185
Siemens AGA	213,748	23,463,894
Telefonica Deutschland Holding AGA	353,514	891,679

Total Common Stocks		226,207,224

Preferred Stocks - 2.24%
Volkswagen AGA C	371,021	62,121,289

Total Germany (Cost $295,914,423)		288,328,513

Hong Kong - 1.18%
Common Stocks - 1.18%
CK Asset Holdings Ltd.A	2,368,582	17,817,439
CK Hutchison Holdings Ltd.A	1,605,582	15,021,139

Total Common Stocks		32,838,578

Total Hong Kong (Cost $35,049,152)		32,838,578

Ireland - 2.09%
Common Stocks - 2.09%
Bank of Ireland Group PLCA	2,397,731	10,554,208
CRH PLCA	767,984	25,327,071
Ryanair Holdings PLC, Sponsored ADRB	356,658	22,159,162

Total Common Stocks		58,040,441

Total Ireland (Cost $67,702,465)		58,040,441

Israel - 0.71%
Common Stocks - 0.71%
Bank Leumi Le-Israel BMA	1,595,019	11,633,209
Teva Pharmaceutical Industries Ltd., Sponsored ADRB	1,018,399	8,075,904

Total Common Stocks		19,709,113

Total Israel (Cost $38,332,517)		19,709,113

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
Italy - 1.93%
Common Stocks - 1.93%
Eni SpAA	1,443,275	$22,594,373
UniCredit SpAA	2,643,962	31,022,772

Total Common Stocks		53,617,145

Total Italy (Cost $63,460,681)		53,617,145

Japan - 15.21%
Common Stocks - 15.21%
Asahi Group Holdings Ltd.A	215,600	9,298,908
Astellas Pharma, Inc.A	1,070,800	15,218,979
Coca-Cola Bottlers Japan Holdings, Inc.A	98,400	2,407,131
Daiwa House Industry Co., Ltd.A	821,054	23,257,058
Digital Garage, Inc.A	142,800	4,851,348
East Japan Railway Co.A	218,200	20,003,888
Ezaki Glico Co., Ltd.A	125,100	5,416,868
FANUC Corp.A	121,500	21,645,147
Hitachi Ltd.A	316,700	11,264,689
Kao Corp.A	209,660	15,331,806
KDDI Corp.A	1,114,600	29,104,936
Kirin Holdings Co., Ltd.A	834,000	18,122,871
Matsumotokiyoshi Holdings Co., Ltd.A	91,200	3,037,394
Mitsui Fudosan Co., Ltd.A	647,200	14,645,756
Nexon Co., Ltd.A B	907,700	14,402,382
Pan Pacific International Holdings Corp.A	141,298	9,015,963
Panasonic Corp.A	1,027,300	8,680,696
Ryohin Keikaku Co., Ltd.A	31,800	5,655,345
Seven & i Holdings Co., Ltd.A	400,300	13,612,045
Shin-Etsu Chemical Co., Ltd.A	181,000	18,436,502
Sompo Holdings, Inc.A	378,900	15,702,529
Sumitomo Metal Mining Co., Ltd.A	536,500	15,256,363
Sumitomo Mitsui Financial Group, Inc.A	1,269,600	44,455,871
Sumitomo Rubber Industries Ltd.A	13,000	141,969
Suntory Beverage & Food Ltd.A	215,300	8,502,064
Suzuki Motor Corp.A	208,600	8,145,476
Takeda Pharmaceutical Co., Ltd.A	1,488,822	51,511,890
Yamaha Corp.A	307,800	14,519,016

Total Common Stocks		421,644,890

Total Japan (Cost $422,165,328)		421,644,890

Luxembourg - 0.68%
Common Stocks - 0.68%
SES S.A.A	848,759	14,108,242
Tenaris S.A.A	375,068	4,697,796

Total Common Stocks		18,806,038

Total Luxembourg (Cost $19,431,946)		18,806,038

Netherlands - 6.52%
Common Stocks - 6.52%
ABN AMRO Bank N.V.A D	541,733	10,733,203
Akzo Nobel N.V.A	204,066	19,249,610
ING Groep N.V.A	3,168,179	35,163,261
NXP Semiconductors N.V.	162,300	16,780,197
Royal Dutch Shell PLC, Class AA	960,503	30,165,471
Royal Dutch Shell PLC, Class BA	1,467,147	46,306,174

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
Netherlands - 6.52% (continued)
Common Stocks - 6.52% (continued)
Wolters Kluwer N.V.A	308,210	$22,331,014

Total Common Stocks		180,728,930

Total Netherlands (Cost $169,922,388)		180,728,930

Norway - 1.31%
Common Stocks - 1.31%
Equinor ASAA	434,286	7,753,253
Telenor ASAA	641,134	12,994,192
Yara International ASAA	334,185	15,683,809

Total Common Stocks		36,431,254

Total Norway (Cost $32,019,407)		36,431,254

Republic of Korea - 4.32%
Common Stocks - 4.32%
Hana Financial Group, Inc.A	495,880	14,545,333
KB Financial Group, Inc., ADR	413,917	14,971,378
Samsung Electronics Co., Ltd.A	1,751,155	66,812,340
SK Innovation Co., Ltd.A	26,233	3,760,309
SK Telecom Co., Ltd.A	94,174	19,695,365

Total Common Stocks		119,784,725

Total Republic of Korea (Cost $106,820,013)		119,784,725

Singapore - 1.73%
Common Stocks - 1.73%
DBS Group Holdings Ltd.A	1,111,110	21,235,162
Singapore Telecommunications Ltd.A	11,039,295	26,721,601

Total Common Stocks		47,956,763

Total Singapore (Cost $42,973,331)		47,956,763

Spain - 0.60%
Common Stocks - 0.60%
CaixaBank S.A.A	3,384,107	8,334,410
Red Electrica Corp. S.A.A	439,085	8,300,230

Total Common Stocks		16,634,640

Total Spain (Cost $19,776,627)		16,634,640

Sweden - 1.29%
Common Stocks - 1.29%
Assa Abloy AB, Class BA	974,261	22,314,769
Epiroc AB, Class AA	1,240,690	13,586,472

Total Common Stocks		35,901,241

Total Sweden (Cost $28,669,462)		35,901,241

Switzerland - 4.75%
Common Stocks - 4.75%
ABB Ltd.A	2,063,769	38,790,445
Aryzta AGA B E	3,142,230	2,615,212
Novartis AGA	674,661	61,865,806

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
Switzerland - 4.75% (continued)
Common Stocks - 4.75% (continued)
Roche Holding AGA	105,825	$28,335,132

Total Common Stocks		131,606,595

Total Switzerland (Cost $127,224,778)		131,606,595

United Kingdom - 20.00%
Common Stocks - 20.00%
Amcor PLC	1,019,030	10,822,293
AstraZeneca PLCA	329,911	28,317,050
Aviva PLCA	2,697,511	13,282,508
BAE Systems PLCA	3,389,682	22,535,323
Balfour Beatty PLCA	2,812,579	7,033,621
Barclays PLCA	13,583,871	25,488,733
BP PLCA	6,441,817	42,482,615
British American Tobacco PLCA	750,424	26,777,599
Cobham PLCA B	8,107,891	16,321,708
Compass Group PLCA	597,546	15,062,178
Howden Joinery Group PLCA	1,071,692	7,242,030
HSBC Holdings PLCA	1,873,644	15,104,061
Informa PLCA	1,550,742	16,373,620
Johnson Matthey PLCA	481,739	18,776,547
Kingfisher PLCA	3,965,935	10,669,770
Linde PLCA B	144,118	27,789,563
Lloyds Banking Group PLCA	13,345,195	8,643,482
Micro Focus International PLCA	519,319	10,883,867
Prudential PLCA	2,585,366	53,320,306
RELX PLCA	1,251,975	29,695,203
Rolls-Royce Holdings PLCA B	2,267,736	23,711,557
RSA Insurance Group PLCA	1,308,798	8,935,403
SSE PLCA	1,342,473	17,928,249
Standard Chartered PLCA	3,365,304	27,601,205
Unilever PLCA	351,666	21,180,275
Vodafone Group PLCA	23,535,054	42,864,170
Weir Group PLCA	321,904	5,829,582

Total Common Stocks		554,672,518

Total United Kingdom (Cost $601,682,762)		554,672,518

United States - 1.82%
Common Stocks - 1.82%
Aon PLC	159,799	30,241,961
Carnival PLCA	132,165	5,964,895
Ferguson PLCA B	190,600	14,195,410

Total Common Stocks		50,402,266

Total United States (Cost $35,456,469)		50,402,266

SHORT-TERM INVESTMENTS - 3.42% (Cost $94,771,773)
Investment Companies - 3.42%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.28%F G	94,771,773	94,771,773

SECURITIES LENDING COLLATERAL - 0.05% (Cost $1,311,000)
Investment Companies - 0.05%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.28%F G	1,311,000	1,311,000

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

TOTAL INVESTMENTS - 99.28% (Cost $2,788,516,951)	$2,752,914,045
OTHER ASSETS, NET OF LIABILITIES - 0.72%	19,850,351

TOTAL NET ASSETS - 100.00%	$2,772,764,396

Percentages are stated as a percent of net assets.

A	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $2,415,652,331 or 87.12% of net assets.
B	Non-income producing security.
C	A type of Preferred Stock that has no maturity date.
D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $10,733,203 or 0.39% of net assets. The Fund has no right to demand registration of these securities.

E	All or a portion of this security is on loan at July 31, 2019.
F	The Fund is affiliated by having the same investment advisor.
G	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

Long Futures Contracts Open on July 31, 2019:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index Futures	31	August 2019	$3,905,451	$3,904,041	$(1,410)
CAC 40 Index Futures	196	August 2019	12,103,400	11,973,604	(129,796)
DAX Index Futures	27	September 2019	9,154,746	9,104,567	(50,179)
FTSE 100 Index Futures	193	September 2019	17,320,178	17,686,364	366,186
FTSE/MIB Index Futures	21	September 2019	2,448,087	2,485,338	37,251
Hang Seng Index Futures	24	August 2019	4,346,506	4,254,952	(91,554)
IBEX 35 Index Futures	31	August 2019	3,186,516	3,081,325	(105,191)
OMXS30 Index Futures	164	August 2019	2,754,383	2,715,156	(39,227)
S&P/TSX 60 Index Futures	73	September 2019	10,840,282	10,824,443	(15,839)
SPI 200 Futures	66	September 2019	7,412,043	7,618,636	206,593
TOPIX Index Futures	178	September 2019	25,443,995	25,625,249	181,254

			$98,915,587	$99,273,675	$358,088

Forward Foreign Currency Contracts Open on July 31, 2019:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
GBP	1,983,698	USD	2,038,970	9/11/2019	BNP	$—	$(55,272)	$(55,272)
EUR	3,543,783	USD	3,593,258	9/11/2019	BNP	—	(49,475)	(49,475)
USD	1,560,379	CAD	1,544,631	9/11/2019	BNP	15,748	—	15,748
USD	574,590	AUD	558,130	9/11/2019	BNP	16,460	—	16,460
AUD	866,985	USD	892,728	9/11/2019	BOM	—	(25,743)	(25,743)
SEK	2,256,650	USD	2,321,844	9/11/2019	BOM	—	(65,194)	(65,194)
CAD	9,594,331	USD	9,474,293	9/11/2019	BOM	120,038	—	120,038
GBP	15,862,500	USD	16,657,500	9/11/2019	BOM	—	(768,789)	(768,789)
USD	1,784,237	JPY	1,767,839	9/11/2019	BOM	16,398	—	16,398
USD	1,231,595	AUD	1,196,385	9/11/2019	BOM	35,210	—	35,210
USD	4,705,705	EUR	4,608,806	9/11/2019	BRC	96,899	—	96,899
USD	2,381,284	EUR	2,338,830	9/11/2019	BRC	42,454	—	42,454

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on July 31, 2019 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CHF	1,307,548	USD	1,324,792	9/11/2019	GSC	$—	$(17,244)	$(17,244)
AUD	6,277,661	USD	6,415,314	9/11/2019	JPM	—	(137,653)	(137,653)
USD	1,009,358	CHF	998,821	9/11/2019	MYC	10,537	—	10,537
JPY	2,926,961	USD	2,957,170	9/11/2019	RBC	—	(30,209)	(30,209)
USD	1,325,285	GBP	1,286,723	9/11/2019	RBC	38,562	—	38,562
CHF	8,864,881	USD	8,945,960	9/11/2019	SCB	—	(81,079)	(81,079)
EUR	27,443,120	USD	28,055,568	9/11/2019	SOG	—	(612,448)	(612,448)
JPY	28,482,907	USD	28,734,081	9/11/2019	SOG	—	(251,174)	(251,174)
USD	2,656,003	GBP	2,566,135	9/11/2019	SOG	89,868	—	89,868
USD	837,899	CAD	828,050	9/11/2019	SOG	9,849	—	9,849
CAD	1,251,174	USD	1,264,136	9/11/2019	TDB	—	(12,962)	(12,962)
USD	438,071	SEK	421,388	9/11/2019	TDB	16,683	—	16,683
USD	211,901	SEK	204,932	9/11/2019	TDB	6,969	—	6,969
SEK	327,019	USD	336,785	9/11/2019	UAG	—	(9,766)	(9,766)
USD	3,944,006	JPY	3,903,349	9/11/2019	UAG	40,657	—	40,657
USD	902,424	CHF	891,877	9/11/2019	UAG	10,547	—	10,547

						$566,879	$(2,117,008)	$(1,550,129)

*	All Values denominated in USD

Glossary:

Counterparty Abbreviations:

BNP	BNP Paribas, N.A.
BOM	Bank of Montreal
BRC	Barclays Bank PLC
GSC	Goldman Sachs Capital Markets
JPM	JPMorgan Chase Bank, N.A.
MYC	Morgan Stanley Bank, N.A.
RBC	Royal Bank of Canada
SCB	Standard and Chartered Bank
SOG	Societe Generale
TDB	Toronto Dominion Bank
UAG	UBS AG

Currency Abbreviations:

AUD	Australian Dollar.
CAD	Canadian Dollar.
CHF	Swiss Franc.
EUR	Euro.
GBP	Pound Sterling.
JPY	Japanese Yen.
SEK	Swedish Krona.
USD	United States Dollar.

Index Abbreviations:

CAC 40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE/MIB	Borsa Italiana - Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
IBEX	Bolsa de Madrid - Spanish Stock Market Index.
OMXS30	Stockholm Stock Exchange’s leading share index.
SPI 200	Australian Equity Market Index Future.
S&P/TSX	Canadian Equity Market Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2019, the investments were classified as described below:

International Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$—	$13,320,819	$—	$13,320,819
Belgium	—	29,377,629	—	29,377,629
Canada	138,128,046	—	—	138,128,046
China	—	32,031,840	—	32,031,840
Denmark	—	41,934,736	—	41,934,736
Finland	—	20,016,886	—	20,016,886
France	—	314,917,666	—	314,917,666
Germany	—	226,207,224	—	226,207,224
Hong Kong	—	32,838,578	—	32,838,578
Ireland	22,159,162	35,881,279	—	58,040,441
Israel	8,075,904	11,633,209	—	19,709,113
Italy	—	53,617,145	—	53,617,145
Japan	—	421,644,890	—	421,644,890
Luxembourg	—	18,806,038	—	18,806,038
Netherlands	16,780,197	163,948,733	—	180,728,930
Norway	—	36,431,254	—	36,431,254
Republic of Korea	14,971,378	104,813,347	—	119,784,725
Singapore	—	47,956,763	—	47,956,763
Spain	—	16,634,640	—	16,634,640
Sweden	—	35,901,241	—	35,901,241
Switzerland	—	131,606,595	—	131,606,595
United Kingdom	10,822,293	543,850,225	—	554,672,518
Foreign Preferred Stocks
Germany	—	62,121,289	—	62,121,289
Common Stocks
United States	30,241,961	20,160,305	—	50,402,266
Short-Term Investments	94,771,773	—	—	94,771,773
Securities Lending Collateral	1,311,000	—	—	1,311,000

Total Investments in Securities - Assets	$337,261,714	$2,415,652,331	$—	$2,752,914,045

Financial Derivative Instruments - Assets
Futures Contracts	$791,284	$—	$—	$791,284
Forward Foreign Currency Contracts	—	566,879	—	566,879

Total Financial Derivative Instruments - Assets	$791,284	$566,879	$—	$1,358,163

Financial Derivative Instruments - Liabilities
Futures Contracts	$(433,196)	$—	$—	$(433,196)
Forward Foreign Currency Contracts	—	(2,117,008)	—	(2,117,008)

Total Financial Derivative Instruments - Liabilities	$(433,196)	$(2,117,008)	$—	$(2,550,204)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2019, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

Security Type	Balance as of 10/31/2018	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 7/31/2019	Unrealized Appreciation (Depreciation) at Period end**
Common Stocks	$90,350	$—	$90,024	$—	$(1,244)	$918	$—	$—	$—	$—

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The common stock, classified as Level 3, was fair valued using the redemption value during the period, and was redeemed by the Fund on December 3, 2018. The security was included in the Level 3 category due to the use of unobservable inputs that were significant to the valuation.

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.41%
Communication Services - 6.04%
Diversified Telecommunication Services - 1.04%
AT&T, Inc.	1,520,900	$51,786,645
Verizon Communications, Inc.	111,247	6,148,622

		57,935,267

Interactive Media & Services - 0.86%
Alphabet, Inc., Class AA	12,100	14,740,220
Facebook, Inc., Class AA	171,300	33,271,599

		48,011,819

Media - 3.69%
CBS Corp., Class B, NVDR	293,103	15,097,735
Comcast Corp., Class A	2,690,617	116,153,936
Discovery, Inc., Class CA	1,278,000	36,090,720
Interpublic Group of Cos., Inc.	300,000	6,876,000
News Corp., Class A	1,294,300	17,032,988
Omnicom Group, Inc.	184,341	14,787,835

		206,039,214

Wireless Telecommunication Services - 0.45%
Vodafone Group PLC, Sponsored ADR	1,398,750	25,345,350

Total Communication Services		337,331,650

Consumer Discretionary - 7.85%
Auto Components - 1.37%
Adient PLC	406,398	9,651,953
Aptiv PLC	139,154	12,196,848
Goodyear Tire & Rubber Co.	778,200	10,684,686
Lear Corp.	19,212	2,435,697
Magna International, Inc.	826,641	41,679,239

		76,648,423

Automobiles - 2.08%
General Motors Co.	2,584,902	104,274,946
Harley-Davidson, Inc.	332,878	11,910,375

		116,185,321

Hotels, Restaurants & Leisure - 0.86%
Aramark	1,067,174	38,621,027
Norwegian Cruise Line Holdings Ltd.A	194,000	9,591,360

		48,212,387

Household Durables - 1.20%
DR Horton, Inc.	476,400	21,881,052
Mohawk Industries, Inc.A	191,100	23,828,259
PulteGroup, Inc.	674,800	21,262,948

		66,972,259

Internet & Direct Marketing Retail - 0.21%
eBay, Inc.	278,700	11,479,653

Multiline Retail - 1.12%
Dollar General Corp.	467,483	62,652,072

Specialty Retail - 0.97%
Advance Auto Parts, Inc.	128,241	19,318,224
Lowe’s Cos, Inc.	344,051	34,886,772

		54,204,996

Textiles, Apparel & Luxury Goods - 0.04%
Hanesbrands, Inc.	146,953	2,364,474

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.41% (continued)
Consumer Discretionary - 7.85% (continued)
Total Consumer Discretionary		$438,719,585

Consumer Staples - 5.73%
Beverages - 1.26%
Diageo PLC, Sponsored ADR	107,763	17,983,489
Molson Coors Brewing Co., Class B	585,750	31,624,643
PepsiCo, Inc.	163,463	20,892,206

		70,500,338

Food Products - 2.01%
Archer-Daniels-Midland Co.	176,231	7,239,569
Danone S.A., Sponsored ADR	389,303	6,703,798
General Mills, Inc.	76,334	4,054,099
Ingredion, Inc.	262,500	20,288,625
JM Smucker Co.	46,540	5,174,782
Kellogg Co.	96,195	5,600,473
Mondelez International, Inc., Class A	189,200	10,120,308
Nestle S.A., Sponsored ADR	228,935	24,285,425
Tyson Foods, Inc., Class A	361,040	28,702,680

		112,169,759

Household Products - 0.30%
Colgate-Palmolive Co.	39,696	2,847,791
Kimberly-Clark Corp.	35,906	4,870,649
Procter & Gamble Co.	25,922	3,059,833
Reckitt Benckiser Group PLC, Sponsored ADR	378,432	5,899,755

		16,678,028

Personal Products - 0.35%
Unilever PLC, Sponsored ADR	327,700	19,701,324

Tobacco - 1.81%
Altria Group, Inc.	656,724	30,911,998
Imperial Brands PLC, Sponsored ADR	672,102	17,125,159
Philip Morris International, Inc.	634,613	53,059,993

		101,097,150

Total Consumer Staples		320,146,599

Energy - 11.65%
Energy Equipment & Services - 2.00%
Halliburton Co.	1,408,700	32,400,100
National Oilwell Varco, Inc.	977,500	23,284,050
Schlumberger Ltd.	1,409,375	56,332,719

		112,016,869

Oil, Gas & Consumable Fuels - 9.65%
Apache Corp.	1,014,100	24,764,322
BP PLC, Sponsored ADR	2,516,642	100,011,353
Canadian Natural Resources Ltd.	2,115,703	53,484,972
Chevron Corp.	665,294	81,904,344
ConocoPhillips	1,356,294	80,129,850
EOG Resources, Inc.	101,938	8,751,377
Exxon Mobil Corp.	127,776	9,501,423
Hess Corp.	433,492	28,107,621
Kosmos Energy Ltd.	820,845	4,933,279
Marathon Oil Corp.	1,876,486	26,402,158
Marathon Petroleum Corp.	99,780	5,626,594
Murphy Oil Corp.	765,760	18,408,870
Occidental Petroleum Corp.	75,035	3,853,798

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.41% (continued)
Energy - 11.65% (continued)
Oil, Gas & Consumable Fuels - 9.65% (continued)
Phillips 66	492,613	$50,522,389
Pioneer Natural Resources Co.	22,508	3,107,004
Royal Dutch Shell PLC, Class A, Sponsored ADR	318,522	20,031,849
Royal Dutch Shell PLC, Class B, ADR	306,000	19,421,820

		538,963,023

Total Energy		650,979,892

Financials - 23.99%
Banks - 11.69%
Banco Santander S.A., ADRB	4,603,800	19,520,112
Bank of America Corp.	3,226,500	98,989,020
BB&T Corp.	391,109	20,153,847
CIT Group, Inc.	133,200	6,733,260
Citigroup, Inc.	2,048,106	145,743,223
Citizens Financial Group, Inc.	567,853	21,158,203
Fifth Third Bancorp	245,100	7,277,019
JPMorgan Chase & Co.	1,309,876	151,945,616
PNC Financial Services Group, Inc.	135,801	19,405,963
US Bancorp	544,026	31,091,086
Wells Fargo & Co.	2,706,979	131,044,853

		653,062,202

Capital Markets - 3.85%
Bank of New York Mellon Corp.	386,062	18,114,029
BlackRock, Inc.	27,887	13,042,192
Blackstone Group, Inc., Class A	254,278	12,200,258
E*TRADE Financial Corp.	351,600	17,154,564
Goldman Sachs Group, Inc.	294,924	64,921,620
KKR & Co., Inc., Class A	564,008	15,087,214
Moody’s Corp.	55,319	11,857,075
Morgan Stanley	307,378	13,696,764
Nasdaq, Inc.	161,468	15,560,671
State Street Corp.	457,766	26,591,627
T Rowe Price Group, Inc.	59,415	6,737,067

		214,963,081

Consumer Finance - 1.85%
Ally Financial, Inc.	204,900	6,743,259
American Express Co.	88,957	11,063,582
Capital One Financial Corp.	287,291	26,551,434
Discover Financial Services	175,800	15,776,292
Navient Corp.	891,072	12,608,669
SLM Corp.	2,651,658	24,156,604
Synchrony Financial	191,100	6,856,668

		103,756,508

Diversified Financial Services - 1.64%
AXA Equitable Holdings, Inc.	914,500	20,557,960
Berkshire Hathaway, Inc., Class BA	345,334	70,941,964

		91,499,924

Insurance - 4.37%
American International Group, Inc.	2,014,532	112,793,647
Aon PLC	167,112	31,625,946
Chubb Ltd.	183,300	28,015,572
Marsh & McLennan Cos., Inc.	96,116	9,496,261
MetLife, Inc.	227,524	11,244,236

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.41% (continued)
Financials - 23.99% (continued)
Insurance - 4.37% (continued)
Travelers Cos., Inc.	346,902	$50,862,771

		244,038,433

Mortgage Real Estate Investment Trusts (REITs) - 0.59%
Annaly Capital Management, Inc.	2,567,300	24,517,715
Two Harbors Investment Corp.	647,600	8,716,696

		33,234,411

Total Financials		1,340,554,559

Health Care - 12.26%
Biotechnology - 0.61%
AbbVie, Inc.	202,000	13,457,240
Biogen, Inc.A	31,100	7,396,202
Gilead Sciences, Inc.	204,640	13,408,013

		34,261,455

Health Care Equipment & Supplies - 3.59%
Abbott Laboratories	215,954	18,809,593
Danaher Corp.	174,320	24,491,960
Medtronic PLC	1,295,766	132,090,386
Zimmer Biomet Holdings, Inc.	185,217	25,028,373

		200,420,312

Health Care Providers & Services - 2.42%
Anthem, Inc.	193,507	57,009,097
Cigna Corp.A	140,147	23,813,778
CVS Health Corp.	790,632	44,172,610
McKesson Corp.	71,088	9,877,678

		134,873,163

Life Sciences Tools & Services - 0.32%
Thermo Fisher Scientific, Inc.	65,088	18,073,636

Pharmaceuticals - 5.32%
AstraZeneca PLC, ADR	328,400	14,255,844
Bristol-Myers Squibb Co.	674,568	29,957,565
GlaxoSmithKline PLC, Sponsored ADR	500,334	20,653,787
Horizon Therapeutics PLCA	252,922	6,295,229
Jazz Pharmaceuticals PLCA	105,168	14,658,316
Johnson & Johnson	495,486	64,522,187
Merck & Co., Inc.	521,597	43,287,335
Mylan N.V.A	501,085	10,472,676
Novartis AG, Sponsored ADR	34,770	3,184,237
Pfizer, Inc.	1,399,495	54,356,386
Roche Holding AG, Sponsored ADR	165,633	5,556,987
Sanofi, ADR	715,923	29,853,989

		297,054,538

Total Health Care		684,683,104

Industrials - 10.42%
Aerospace & Defense - 2.11%
Embraer S.A., Sponsored ADR	235,400	4,755,080
General Dynamics Corp.	69,260	12,878,204
Lockheed Martin Corp.	41,327	14,967,400
Northrop Grumman Corp.	84,393	29,163,689
Raytheon Co.	133,332	24,305,090

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.41% (continued)
Industrials - 10.42% (continued)
Aerospace & Defense - 2.11% (continued)
United Technologies Corp.	237,741	$31,762,198

		117,831,661

Air Freight & Logistics - 0.03%
United Parcel Service, Inc., Class B	12,731	1,520,973

Airlines - 0.63%
American Airlines Group, Inc.	1,147,940	35,023,649

Building Products - 1.25%
Johnson Controls International PLC	1,642,620	69,712,793

Construction & Engineering - 0.13%
Fluor Corp.	214,600	6,976,646

Electrical Equipment - 0.46%
Eaton Corp. PLC	315,777	25,953,712

Industrial Conglomerates - 2.67%
3M Co.	72,392	12,648,330
General Electric Co.	7,316,112	76,453,371
Honeywell International, Inc.	347,852	59,990,556

		149,092,257

Machinery - 1.99%
CNH Industrial N.V.	2,663,739	26,930,401
Cummins, Inc.	160,997	26,403,508
Illinois Tool Works, Inc.	140,392	21,652,658
Ingersoll-Rand PLC	115,651	14,301,403
PACCAR, Inc.	98,151	6,884,311
Stanley Black & Decker, Inc.	102,515	15,130,189

		111,302,470

Professional Services - 0.22%
Equifax, Inc.	89,087	12,391,111

Road & Rail - 0.49%
Canadian National Railway Co.	89,944	8,509,602
Union Pacific Corp.	106,146	19,100,972

		27,610,574

Trading Companies & Distributors - 0.44%
AerCap Holdings N.V.A	405,600	22,117,368
HD Supply Holdings, Inc.A	63,367	2,566,997

		24,684,365

Total Industrials		582,100,211

Information Technology - 10.35%
Communications Equipment - 0.27%
Telefonaktiebolaget LM Ericsson, Sponsored ADRB	1,709,320	14,888,177

Electronic Equipment, Instruments & Components - 1.07%
Corning, Inc.	1,044,840	32,128,830
IPG Photonics Corp.A	127,800	16,743,078
TE Connectivity Ltd.	115,100	10,635,240

		59,507,148

IT Services - 1.65%
Accenture PLC, Class A	206,826	39,830,551
Amdocs Ltd.	47,832	3,060,770

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.41% (continued)
Information Technology - 10.35% (continued)
IT Services - 1.65% (continued)
Cognizant Technology Solutions Corp., Class A	91,482	$5,959,138
DXC Technology Co.	80,846	4,508,781
Fidelity National Information Services, Inc.	138,484	18,452,993
Fiserv, Inc.A	192,098	20,252,892

		92,065,125

Semiconductors & Semiconductor Equipment - 3.22%
Analog Devices, Inc.	94,405	11,088,811
Marvell Technology Group Ltd.	1,189,300	31,231,018
Micron Technology, Inc.A	293,579	13,178,761
NVIDIA Corp.	195,000	32,900,400
NXP Semiconductors N.V.	15,401	1,589,609
QUALCOMM, Inc.	672,884	49,228,194
Texas Instruments, Inc.	327,673	40,962,402

		180,179,195

Software - 3.47%
Microsoft Corp.	756,756	103,123,140
Oracle Corp.	1,521,383	85,653,863
Teradata Corp.A	134,394	4,921,509

		193,698,512

Technology Hardware, Storage & Peripherals - 0.67%
Hewlett Packard Enterprise Co.	2,619,844	37,647,158

Total Information Technology		577,985,315

Materials - 5.46%
Chemicals - 3.84%
Air Products & Chemicals, Inc.	274,653	62,695,040
Corteva, Inc.A	825,727	24,358,947
Dow, Inc.A	345,502	16,736,117
DuPont de Nemours, Inc.	544,127	39,264,204
Eastman Chemical Co.	255,026	19,216,209
Huntsman Corp.	597,400	12,276,570
PPG Industries, Inc.	217,456	25,527,160
Sherwin-Williams Co.	28,056	14,393,850

		214,468,097

Containers & Packaging - 0.95%
Crown Holdings, Inc.A	522,500	33,445,225
International Paper Co.	448,286	19,684,238

		53,129,463

Metals & Mining - 0.67%
Freeport-McMoRan, Inc.	689,300	7,623,658
Newmont Goldcorp Corp.	823,000	30,055,960

		37,679,618

Total Materials		305,277,178

Real Estate - 0.10%
Equity Real Estate Investment Trusts (REITs) - 0.10%
Public Storage	23,088	5,604,843

Utilities - 3.56%
Electric Utilities - 2.88%
Duke Energy Corp.	323,038	28,013,855
Entergy Corp.	423,749	44,756,369
FirstEnergy Corp.	398,045	17,502,039

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.41% (continued)
Utilities - 3.56% (continued)
Electric Utilities - 2.88% (continued)
PPL Corp.	914,354	$27,092,309
Southern Co.	649,896	36,524,155
Xcel Energy, Inc.	111,539	6,648,840

		160,537,567

Multi-Utilities - 0.68%
Dominion Energy, Inc.	513,714	38,163,813

Total Utilities		198,701,380

Total Common Stocks (Cost $4,255,547,358)		5,442,084,316

SHORT-TERM INVESTMENTS - 2.31% (Cost $129,053,312)
Investment Companies - 2.31%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.28%C D	129,053,312	129,053,312

SECURITIES LENDING COLLATERAL - 0.35% (Cost $19,456,969)
Investment Companies - 0.35%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.28%C D	19,456,969	19,456,969

TOTAL INVESTMENTS - 100.07% (Cost $4,404,057,639)		5,590,594,597
LIABILITIES, NET OF OTHER ASSETS - (0.07%)		(3,918,546)

TOTAL NET ASSETS - 100.00%		$5,586,676,051

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at July 31, 2019.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

NVDR - Non Voting Depositary Receipt.

PLC - Public Limited Company.

Long Futures Contracts Open on July 31, 2019:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	937	September 2019	$139,313,934	$139,720,755	$406,821

			$139,313,934	$139,720,755	$406,821

Index Abbreviations:

S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2019, the investments were classified as described below:

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$5,442,084,316	$—	$—	$5,442,084,316
Short-Term Investments	129,053,312	—	—	129,053,312
Securities Lending Collateral	19,456,969	—	—	19,456,969

Total Investments in Securities - Assets	$5,590,594,597	$—	$—	$5,590,594,597

Financial Derivative Instruments - Assets
Futures Contracts	$406,821	$—	$—	$406,821

Total Financial Derivative Instruments - Assets	$406,821	$—	$—	$406,821

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.24%
Communication Services - 2.01%
Media - 2.01%
Altice USA, Inc., Class AA	145,629	$3,758,684
Interpublic Group of Cos., Inc.	215,801	4,946,159
Meredith Corp.	31,744	1,741,476

		10,446,319

Total Communication Services		10,446,319

Consumer Discretionary - 15.24%
Auto Components - 1.91%
Dana, Inc.	208,187	3,478,805
Lear Corp.	50,870	6,449,298

		9,928,103

Diversified Consumer Services - 0.97%
Adtalem Global Education, Inc.A	106,853	5,061,627

Hotels, Restaurants & Leisure - 5.86%
Aramark	116,857	4,229,055
Marriott Vacations Worldwide Corp.	27,600	2,821,548
MGM Resorts International	138,608	4,161,012
Norwegian Cruise Line Holdings Ltd.A	78,753	3,893,548
Royal Caribbean Cruises Ltd.	40,176	4,674,076
SeaWorld Entertainment, Inc.A	108,877	3,328,370
Wyndham Destinations, Inc.	74,213	3,492,464
Wyndham Hotels & Resorts, Inc.	68,020	3,846,531

		30,446,604

Household Durables - 1.97%
Lennar Corp., Class A	77,600	3,691,432
Mohawk Industries, Inc.A	23,276	2,902,285
Newell Brands, Inc.	257,148	3,648,930

		10,242,647

Internet & Direct Marketing Retail - 0.65%
Qurate Retail, Inc.A	238,578	3,373,493

Multiline Retail - 1.08%
Dollar General Corp.	41,894	5,614,634

Specialty Retail - 1.77%
Aaron’s, Inc.	81,790	5,156,859
Advance Auto Parts, Inc.	26,737	4,027,662

		9,184,521

Textiles, Apparel & Luxury Goods - 1.03%
Gildan Activewear, Inc.	45,158	1,777,870
PVH Corp.	40,067	3,562,758

		5,340,628

Total Consumer Discretionary		79,192,257

Consumer Staples - 0.49%
Beverages - 0.49%
Coca-Cola European Partners PLC	46,490	2,569,967

Energy - 8.45%
Energy Equipment & Services - 3.76%
Baker Hughes a GE Co.	121,347	3,081,000
Halliburton Co.	262,405	6,035,315
National Oilwell Varco, Inc.	273,706	6,519,677

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.24% (continued)
Energy - 8.45% (continued)
Energy Equipment & Services - 3.76% (continued)
TechnipFMC PLC	141,894	$3,907,761

		19,543,753

Oil, Gas & Consumable Fuels - 4.69%
Cenovus Energy, Inc.B	275,126	2,553,169
EQT Corp.	214,895	3,247,064
Equitrans Midstream Corp.	210,060	3,484,896
Hess Corp.	70,092	4,544,765
Kosmos Energy Ltd.	462,534	2,779,829
Murphy Oil Corp.	189,819	4,563,249
Parsley Energy, Inc., Class AA	105,604	1,751,970
Vermilion Energy, Inc.B	80,273	1,440,098

		24,365,040

Total Energy		43,908,793

Financials - 22.14%
Banks - 5.66%
Fifth Third Bancorp	285,358	8,472,279
FNB Corp.	280,776	3,383,351
KeyCorp	279,115	5,127,342
Pinnacle Financial Partners, Inc.	29,413	1,786,546
Regions Financial Corp.	322,417	5,136,103
Signature Bank	28,748	3,664,220
Valley National Bancorp	166,209	1,854,892

		29,424,733

Capital Markets - 2.95%
Apollo Global Management LLC, Class A, MLP	99,429	3,281,157
Invesco Ltd.	176,845	3,393,656
KKR & Co., Inc., Class A	197,179	5,274,538
Northern Trust Corp.	34,859	3,416,182

		15,365,533

Consumer Finance - 2.49%
Ally Financial, Inc.	218,074	7,176,815
Navient Corp.	190,102	2,689,943
SLM Corp.	337,135	3,071,300

		12,938,058

Diversified Financial Services - 2.66%
AXA Equitable Holdings, Inc.	257,014	5,777,675
Jefferies Financial Group, Inc.	134,074	2,859,798
Voya Financial, Inc.	92,036	5,169,662

		13,807,135

Insurance - 7.18%
American Financial Group, Inc.	16,458	1,684,970
Assurant, Inc.	26,129	2,961,983
Axis Capital Holdings Ltd.	215,710	13,734,256
CNO Financial Group, Inc.	256,658	4,340,087
Fidelity National Financial, Inc.	225,269	9,659,535
Willis Towers Watson PLC	25,263	4,931,843

		37,312,674

Mortgage Real Estate Investment Trusts (REITs) - 0.46%
MFA Financial, Inc.	333,095	2,391,622

Thrifts & Mortgage Finance - 0.74%
New York Community Bancorp, Inc.	334,911	3,861,524

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.24% (continued)
Financials - 22.14% (continued)
Total Financials		$115,101,279

Health Care - 4.74%
Health Care Equipment & Supplies - 1.30%
Zimmer Biomet Holdings, Inc.	50,017	6,758,797

Health Care Providers & Services - 2.89%
Cardinal Health, Inc.	74,948	3,427,372
McKesson Corp.	30,258	4,204,349
Universal Health Services, Inc., Class B	48,856	7,370,416

		15,002,137

Pharmaceuticals - 0.55%
Mylan N.V.A	137,321	2,870,009

Total Health Care		24,630,943

Industrials - 17.66%
Aerospace & Defense - 2.91%
BWX Technologies, Inc.	52,685	2,840,249
Spirit AeroSystems Holdings, Inc., Class A	60,686	4,663,112
TransDigm Group, Inc.A	15,748	7,644,709

		15,148,070

Airlines - 0.56%
Alaska Air Group, Inc.	46,095	2,920,579

Building Products - 2.24%
JELD-WEN Holding, Inc.A	279,505	6,123,955
Johnson Controls International PLC	64,985	2,757,963
Owens Corning	47,259	2,741,022

		11,622,940

Commercial Services & Supplies - 1.10%
Republic Services, Inc.	64,540	5,721,471

Construction & Engineering - 1.65%
AECOMA	139,275	5,006,936
Jacobs Engineering Group, Inc.	43,008	3,548,590

		8,555,526

Industrial Conglomerates - 0.69%
Carlisle Cos., Inc.	24,882	3,588,233

Machinery - 4.89%
Dover Corp.	34,897	3,379,775
Snap-on, Inc.	21,397	3,265,396
Stanley Black & Decker, Inc.	61,908	9,137,002
Terex Corp.	109,820	3,344,019
Wabtec Corp.	81,290	6,314,607

		25,440,799

Professional Services - 0.47%
Nielsen Holdings PLC	104,927	2,430,109

Road & Rail - 2.20%
Avis Budget Group, Inc.A	106,861	3,888,672
JB Hunt Transport Services, Inc.	28,124	2,879,054

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.24% (continued)
Industrials - 17.66% (continued)
Road & Rail - 2.20% (continued)
Ryder System, Inc.	87,326	$4,650,983

		11,418,709

Trading Companies & Distributors - 0.95%
AerCap Holdings N.V.A	90,958	4,959,940

Total Industrials		91,806,376

Information Technology - 8.22%
Electronic Equipment, Instruments & Components - 2.10%
Anixter International, Inc.A	85,043	5,473,368
Avnet, Inc.	119,577	5,431,187

		10,904,555

IT Services - 2.81%
Alliance Data Systems Corp.	19,211	3,014,590
Conduent, Inc.A	276,638	2,517,406
Genpact Ltd.	89,889	3,566,795
KBR, Inc.	130,627	3,445,940
Total System Services, Inc.	15,176	2,059,687

		14,604,418

Semiconductors & Semiconductor Equipment - 2.51%
Marvell Technology Group Ltd.	337,250	8,856,185
Microchip Technology, Inc.	44,371	4,189,510

		13,045,695

Technology Hardware, Storage & Peripherals - 0.80%
Hewlett Packard Enterprise Co.	289,022	4,153,246

Total Information Technology		42,707,914

Materials - 4.76%
Chemicals - 3.26%
Ashland Global Holdings, Inc.	74,934	5,955,754
Axalta Coating Systems Ltd.A	137,421	4,071,784
Eastman Chemical Co.	34,338	2,587,368
Element Solutions, Inc.A	432,325	4,331,897

		16,946,803

Containers & Packaging - 1.50%
Owens-Illinois, Inc.	224,743	3,813,889
Packaging Corp. of America	39,502	3,988,517

		7,802,406

Total Materials		24,749,209

Real Estate - 7.05%
Equity Real Estate Investment Trusts (REITs) - 6.89%
AvalonBay Communities, Inc.	22,800	4,760,412
EPR Properties	70,075	5,215,682
GEO Group, Inc.	125,593	2,236,811
HCP, Inc.	164,394	5,249,101
Lamar Advertising Co., Class A	69,524	5,625,882
Liberty Property Trust	94,097	4,921,273
MGM Growth Properties LLC, Class A	261,395	7,805,255

		35,814,416

Real Estate Management & Development - 0.16%
Realogy Holdings Corp.B	161,574	841,800

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.24% (continued)
Real Estate - 7.05% (continued)
Total Real Estate		$36,656,216

Utilities - 5.48%
Electric Utilities - 4.94%
Edison International	73,704	5,493,896
Entergy Corp.	32,313	3,412,899
Evergy, Inc.	41,639	2,518,743
FirstEnergy Corp.	116,123	5,105,929
Pinnacle West Capital Corp.	45,035	4,108,093
Xcel Energy, Inc.	84,477	5,035,674

		25,675,234

Gas Utilities - 0.54%
UGI Corp.	55,136	2,816,898

Total Utilities		28,492,132

Total Common Stocks (Cost $440,543,788)		500,261,405

SHORT-TERM INVESTMENTS - 3.14% (Cost $16,335,937)
Investment Companies - 3.14%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.28%C D	16,335,937	16,335,937

SECURITIES LENDING COLLATERAL - 0.32% (Cost $1,642,875)
Investment Companies - 0.32%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.28%C D	1,642,875	1,642,875

TOTAL INVESTMENTS - 99.70% (Cost $458,522,600)		518,240,217
OTHER ASSETS, NET OF LIABILITIES - 0.30%		1,554,366

TOTAL NET ASSETS - 100.00%		$519,794,583

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at July 31, 2019.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

LLC - Limited Liability Company.

MLP - Master Limited Partnership.

PLC - Public Limited Company.

Long Futures Contracts Open on July 31, 2019:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini Index Futures	77	September 2019	$15,121,441	$15,154,370	$32,929

			$15,121,441	$15,154,370	$32,929

Index Abbreviations:

S&P 400	Standard & Poor’s Midcap Index.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2019, the investments were classified as described below:

Mid-Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$500,261,405	$—	$—	$500,261,405
Short-Term Investments	16,335,937	—	—	16,335,937
Securities Lending Collateral	1,642,875	—	—	1,642,875

Total Investments in Securities - Assets	$518,240,217	$—	$—	$518,240,217

Financial Derivative Instruments - Assets
Futures Contracts	$32,929	$—	$—	$32,929

Total Financial Derivative Instruments - Assets	$32,929	$—	$—	$32,929

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.30%
Communication Services - 2.22%
Media - 2.07%
AMC Networks, Inc., Class AA	129,881	$6,933,048
Emerald Expositions Events, Inc.	80,092	853,781
Entercom Communications Corp., Class A	217,839	1,237,326
Entravision Communications Corp., Class A	272,576	888,598
Gannett Co., Inc.	796,936	8,168,594
Gray Television, Inc.A	1,127,114	20,006,273
John Wiley & Sons, Inc., Class A	215,045	9,786,698
MDC Partners, Inc., Class AA	1,833,172	4,582,930
Meredith Corp.	189,269	10,383,297
MSG Networks, Inc., Class AA	567,713	10,780,870
New Media Investment Group, Inc.	429,022	4,620,567
Nexstar Media Group, Inc., Class A	123,325	12,550,785
Scholastic Corp.	379,203	12,957,366
TEGNA, Inc.	1,842,843	27,992,785

		131,742,918

Wireless Telecommunication Services - 0.15%
Telephone & Data Systems, Inc.	290,159	9,383,742

Total Communication Services		141,126,660

Consumer Discretionary - 12.12%
Auto Components - 2.01%
Adient PLC	1,217,092	28,905,935
American Axle & Manufacturing Holdings, Inc.A	3,507,604	42,336,780
Cooper Tire & Rubber Co.	352,759	9,496,272
Cooper-Standard Holdings, Inc.A	35,652	1,764,061
Dana, Inc.	434,096	7,253,744
Delphi Technologies PLC	94,499	1,770,911
Dorman Products, Inc.A	67,138	4,825,880
Gentherm, Inc.A	260,347	10,650,796
Goodyear Tire & Rubber Co.	444,000	6,096,120
Modine Manufacturing Co.A	184,597	2,532,671
Motorcar Parts of America, Inc.A	79,425	1,420,119
Stoneridge, Inc.A	242,852	7,909,690
Tenneco, Inc., Class A	56,905	514,421
Tower International, Inc.	57,576	1,773,341
Visteon Corp.A	11,500	757,620

		128,008,361

Automobiles - 0.30%
Thor Industries, Inc.	30,694	1,829,362
Winnebago Industries, Inc.	429,320	17,301,596

		19,130,958

Diversified Consumer Services - 0.63%
Adtalem Global Education, Inc.A	315,800	14,959,446
American Public Education, Inc.A	45,663	1,507,792
Graham Holdings Co., Class B	11,923	8,855,570
H&R Block, Inc.	507,792	14,060,761
Weight Watchers International, Inc.A	22,194	480,500

		39,864,069

Hotels, Restaurants & Leisure - 1.03%
Bloomin’ Brands, Inc.	962,505	16,391,460
Brinker International, Inc.	131,984	5,259,562
Cheesecake Factory, Inc.	371,749	16,014,947
Dave & Buster’s Entertainment, Inc.	182,092	7,402,040
Hilton Grand Vacations, Inc.A	257,812	8,430,452

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.30% (continued)
Consumer Discretionary - 12.12% (continued)
Hotels, Restaurants & Leisure - 1.03% (continued)
Twin River Worldwide Holdings, Inc.B	29,100	$767,949
Wyndham Destinations, Inc.	245,894	11,571,772

		65,838,182

Household Durables - 2.92%
Cavco Industries, Inc.A	59,746	10,595,953
Century Communities, Inc.A	115,533	3,185,245
Ethan Allen Interiors, Inc.	218,082	4,488,128
Flexsteel Industries, Inc.	26,762	491,618
Green Brick Partners, Inc.A	56,501	531,674
Helen of Troy Ltd.A	109,683	16,263,795
Hooker Furniture Corp.	66,147	1,379,165
KB Home	678,043	17,812,190
LGI Homes, Inc.A	64,564	4,538,204
Lifetime Brands, Inc.	25,010	220,838
M/I Homes, Inc.A	286,139	10,120,737
MDC Holdings, Inc.	394,533	14,258,423
Meritage Homes Corp.A	131,072	8,232,632
Taylor Morrison Home Corp.A	1,116,783	25,149,953
Toll Brothers, Inc.	315,454	11,346,880
TRI Pointe Group, Inc.A	870,448	11,916,433
Tupperware Brands Corp.	246,991	3,781,432
Whirlpool Corp.	251,886	36,644,375
William Lyon Homes, Class AA	163,146	3,204,188
ZAGG, Inc.A	254,162	1,685,094

		185,846,957

Internet & Direct Marketing Retail - 0.03%
Lands’ End, Inc.A	93,645	1,020,730
PetMed Express, Inc.B	54,762	951,216

		1,971,946

Leisure Products - 0.32%
Brunswick Corp.	234,486	11,527,332
Johnson Outdoors, Inc., Class A	5,559	377,956
Malibu Boats, Inc., Class AA	255,023	7,683,843
Nautilus, Inc.A	442,744	854,496

		20,443,627

Multiline Retail - 0.33%
Big Lots, Inc.	116,519	2,982,887
Dillard’s, Inc., Class AB	245,626	17,876,660

		20,859,547

Specialty Retail - 3.92%
Aaron’s, Inc.	254,796	16,064,888
Abercrombie & Fitch Co., Class A	476,215	9,014,750
Asbury Automotive Group, Inc.A	69,679	6,416,042
AutoNation, Inc.A	231,964	11,292,007
Barnes & Noble Education, Inc.A	203,270	711,445
Bed Bath & Beyond, Inc.B	779,941	7,573,227
Buckle, Inc.B	310,194	6,312,448
Caleres, Inc.	31,686	595,063
Camping World Holdings, Inc., Class AB	72,437	849,686
Cato Corp., Class A	81,741	1,174,618
Children’s Place, Inc.B	131,943	12,886,873
Designer Brands, Inc., Class A	109,116	2,005,552
Dick’s Sporting Goods, Inc.	506,757	18,836,158
Express, Inc.A	216,775	535,434
Foot Locker, Inc.	240,500	9,874,930

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.30% (continued)
Consumer Discretionary - 12.12% (continued)
Specialty Retail - 3.92% (continued)
Genesco, Inc.A	136,203	$5,363,674
Group 1 Automotive, Inc.	302,421	25,391,267
Guess?, Inc.	298,885	5,036,212
Haverty Furniture Cos, Inc.	115,415	2,090,166
Hibbett Sports, Inc.A	162,865	2,996,716
Lithia Motors, Inc., Class A	60,782	8,015,930
Lumber Liquidators Holdings, Inc.A B	213,214	1,869,887
Office Depot, Inc.	8,875,154	18,105,314
Party City Holdco, Inc.A B	78,253	499,254
Penske Automotive Group, Inc.	261,399	12,016,512
Sally Beauty Holdings, Inc.A	329,991	4,534,076
Sonic Automotive, Inc., Class A	1,204,859	33,217,963
Sportsman’s Warehouse Holdings, Inc.A	117,720	528,563
Tailored Brands, Inc.B	86,663	422,049
Urban Outfitters, Inc.A	404,283	9,625,978
Williams-Sonoma, Inc.	191,276	12,754,284
Zumiez, Inc.A	116,892	2,895,415

		249,506,381

Textiles, Apparel & Luxury Goods - 0.63%
G-III Apparel Group Ltd.A	467,526	13,399,295
Movado Group, Inc.	145,449	3,829,672
Oxford Industries, Inc.	120,975	8,854,160
Unifi, Inc.A	20,918	391,376
Vera Bradley, Inc.A	213,691	2,510,869
Wolverine World Wide, Inc.	401,635	10,904,391

		39,889,763

Total Consumer Discretionary		771,359,791

Consumer Staples - 2.00%
Beverages - 0.18%
Boston Beer Co., Inc., Class AA	28,698	11,258,799

Food & Staples Retailing - 0.48%
Andersons, Inc.	156,052	4,189,996
Performance Food Group Co.A	327,154	14,345,703
Pricesmart, Inc.	77,214	4,710,054
SpartanNash Co.	225,671	2,667,431
United Natural Foods, Inc.A	171,655	1,692,519
Village Super Market, Inc., Class A	27,332	684,120
Weis Markets, Inc.	72,678	2,649,113

		30,938,936

Food Products - 1.05%
Cal-Maine Foods, Inc.	106,471	4,234,352
Darling Ingredients, Inc.A	1,500,686	30,508,946
Flowers Foods, Inc.	382,191	9,057,927
Fresh Del Monte Produce, Inc.	240,360	7,290,119
Hain Celestial Group, Inc.A	336,757	7,331,200
SunOpta, Inc.A B	2,995,678	8,537,682

		66,960,226

Household Products - 0.14%
Energizer Holdings, Inc.	212,791	8,954,245

Metals & Mining - 0.00%
Ferroglobe Representation & Warranty InsuranceC F	2,123,070	—

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.30% (continued)
Consumer Staples - 2.00% (continued)
Personal Products - 0.06%
Nu Skin Enterprises, Inc., Class A	44,500	$1,779,110
USANA Health Sciences, Inc.A	26,600	1,810,130

		3,589,240

Tobacco - 0.09%
Universal Corp.	98,784	5,877,648

Total Consumer Staples		127,579,094

Energy - 4.53%
Energy Equipment & Services - 1.87%
Apergy Corp.A	246,235	8,010,025
C&J Energy Services, Inc.A	1,040,190	11,379,679
Cactus, Inc., Class AA	28,283	830,672
Dril-Quip, Inc.A	254,829	13,409,102
Frank’s International N.V.A	4,885,164	27,845,435
FTS International, Inc.A	58,334	231,586
Helix Energy Solutions Group, Inc.A	406,904	3,564,479
Keane Group, Inc.A	225,735	1,419,873
Key Energy Services, Inc.A B	301,510	919,605
Liberty Oilfield Services, Inc., Class AB	88,679	1,254,808
Mammoth Energy Services, Inc.	198,346	1,285,282
McDermott International, Inc.A B	362,934	2,330,036
Newpark Resources, Inc.A	2,036,024	15,534,863
Nine Energy Service, Inc.A	331,825	4,270,588
Oil States International, Inc.A	55,213	823,778
Patterson-UTI Energy, Inc.	889,896	10,349,490
ProPetro Holding Corp.A	430,391	7,802,989
Quintana Energy Services, Inc.A	290,256	589,220
SEACOR Holdings, Inc.A	40,632	1,935,708
Select Energy Services, Inc., Class AA	175,400	1,783,818
Solaris Oilfield Infrastructure, Inc., Class A	173,707	2,485,747
US Silica Holdings, Inc.	51,619	715,439

		118,772,222

Oil, Gas & Consumable Fuels - 2.66%
Alliance Resource Partners LP, MLP	281,265	4,930,575
Altus Midstream Co., Class AA B	589,576	1,892,539
Amplify Energy Corp.A	78,902	359,004
Antero Resources Corp.A	169,400	780,934
Arch Coal, Inc., Class A	103,545	9,232,072
Berry Petroleum Corp.	496,366	4,864,387
Bonanza Creek Energy, Inc.A	376,309	8,203,536
Callon Petroleum Co.A B	6,193,923	30,474,101
CNX Midstream Partners LP, MLP	61,800	969,024
CONSOL Energy, Inc.A	21,186	455,287
Contango Oil & Gas Co.A	186,137	247,562
Delek US Holdings, Inc.	190,712	8,215,873
Earthstone Energy, Inc., Class AA	315,637	1,382,490
Enerplus Corp.B	214,307	1,418,712
Gran Tierra Energy, Inc.A	1,938,610	3,159,934
Hess Midstream Partners LP	42,900	864,864
HighPoint Resources Corp.A	296,745	370,931
Hoegh LNG Partners LP	25,391	449,167
Jagged Peak Energy, Inc.A	62,405	458,053
Kosmos Energy Ltd.	2,588,708	15,558,135
Noble Midstream Partners LP, MLP	26,221	812,589
Oasis Midstream Partners LP, MLP	44,978	981,870

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.30% (continued)
Energy - 4.53% (continued)
Oil, Gas & Consumable Fuels - 2.66% (continued)
Oasis Petroleum, Inc.A	126,860	$617,808
Par Pacific Holdings, Inc.A	43,839	1,010,927
PBF Energy, Inc., Class A	86,076	2,404,103
PDC Energy, Inc.A	228,294	6,558,887
Peabody Energy Corp.	148,676	3,131,117
Penn Virginia Corp.A	149,802	5,129,220
Range Resources Corp.B	1,232,500	7,012,925
Renewable Energy Group, Inc.A	54,412	739,459
REX American Resources Corp.A	18,601	1,387,635
Southwestern Energy Co.A	1,983,974	4,364,743
SRC Energy, Inc.A	1,026,788	4,189,295
Talos Energy, Inc.A	87,857	1,808,097
W&T Offshore, Inc.A	1,031,716	4,632,405
Whiting Petroleum Corp.A B	700,854	12,391,099
World Fuel Services Corp.	458,919	17,916,198

		169,375,557

Total Energy		288,147,779

Financials - 28.05%
Banks - 16.05%
1st Source Corp.	19,656	922,849
Amalgamated Bank, Class A	58,334	1,001,011
Ameris Bancorp	66,779	2,655,801
Associated Banc-Corp	1,788,794	38,763,166
Atlantic Union Bankshares Corp.	435,834	16,574,767
Banc of California, Inc.	113,678	1,776,787
Bancorp, Inc.A	188,203	1,821,805
BancorpSouth Bank	166,769	4,984,725
Bank of NT Butterfield & Son Ltd.	850,133	26,719,680
BankUnited, Inc.	295,578	10,170,839
Banner Corp.	274,689	16,278,070
Bar Harbor Bankshares	26,794	680,300
Berkshire Hills Bancorp, Inc.	591,819	19,411,663
Boston Private Financial Holdings, Inc.	1,043,017	12,036,416
Bridge Bancorp, Inc.	31,190	911,060
Brookline Bancorp, Inc.	215,231	3,191,876
Bryn Mawr Bank Corp.	131,931	4,892,001
Cadence Bancorp	359,840	6,167,658
Camden National Corp.	22,674	1,013,755
Carolina Financial Corp.	171,483	6,022,483
Cathay General Bancorp	508,340	18,920,415
CenterState Bank Corp.	360,383	8,764,515
Central Pacific Financial Corp.	271,166	7,991,262
CIT Group, Inc.	142,712	7,214,092
City Holding Co.	12,548	971,843
Columbia Banking System, Inc.	61,900	2,334,249
Community Trust Bancorp, Inc.	32,573	1,377,512
ConnectOne Bancorp, Inc.	59,892	1,369,131
Customers Bancorp, Inc.A	83,881	1,729,626
CVB Financial Corp.	529,085	11,645,161
Eagle Bancorp, Inc.	22,498	906,894
Enterprise Financial Services Corp.	52,394	2,183,782
Equity Bancshares, Inc., Class AA	49,400	1,308,606
Financial Institutions, Inc.	39,388	1,212,757
First Bancorp	25,100	927,194
First BanCorp	175,651	1,890,005

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.30% (continued)
Financials - 28.05% (continued)
Banks - 16.05% (continued)
First Business Financial Services, Inc.	21,559	$513,751
First Citizens BancShares, Inc., Class A	12,241	5,716,792
First Commonwealth Financial Corp.	200,597	2,762,221
First Financial Bancorp	55,689	1,419,513
First Financial Corp.	95,135	4,129,810
First Hawaiian, Inc.	1,662,647	44,492,434
First Horizon National Corp.	1,683,306	27,606,218
First Internet Bancorp	48,952	1,031,908
First Interstate BancSystem, Inc., Class A	245,635	9,832,769
First Merchants Corp.	65,401	2,577,453
First Mid Bancshares, Inc.	12,252	417,548
First Midwest Bancorp, Inc.	1,056,433	22,850,646
First of Long Island Corp.	61,000	1,349,320
Flushing Financial Corp.	95,582	1,946,050
FNB Corp.	1,308,415	15,766,401
Franklin Financial Network, Inc.	66,947	1,974,937
Fulton Financial Corp.	1,784,418	30,335,106
Great Southern Bancorp, Inc.	29,538	1,771,098
Great Western Bancorp, Inc.	194,800	6,588,136
Hancock Whitney Corp.	965,740	40,097,525
Hanmi Financial Corp.	78,953	1,696,700
Heartland Financial USA, Inc.	43,433	2,088,693
Hilltop Holdings, Inc.	161,925	3,672,459
Home BancShares, Inc.	189,435	3,726,186
HomeTrust Bancshares, Inc.	16,893	441,414
Hope Bancorp, Inc.	587,689	8,668,413
Horizon Bancorp, Inc.	125,762	2,190,774
IBERIABANK Corp.	293,029	23,023,289
International Bancshares Corp.	504,450	18,982,454
Investors Bancorp, Inc.	999,843	11,358,216
Lakeland Bancorp, Inc.	113,586	1,860,539
Live Oak Bancshares, Inc.	89,877	1,749,905
Metropolitan Bank Holding Corp.A	10,200	428,094
Midland States Bancorp, Inc.	70,070	1,900,298
MidWestOne Financial Group, Inc.	15,616	485,189
National Bank Holdings Corp., Class A	503,096	18,252,323
Northrim BanCorp, Inc.	12,286	478,785
OFG Bancorp	276,597	6,259,390
Old National Bancorp	2,116,820	37,277,200
Opus Bank	40,460	906,709
Orrstown Financial Services, Inc.	25,916	592,699
Pacific Premier Bancorp, Inc.	31,720	1,003,304
Park National Corp.	4,714	445,897
Peapack Gladstone Financial Corp.	63,422	1,803,087
Pinnacle Financial Partners, Inc.	65,295	3,966,018
Popular, Inc.	733,755	42,234,938
Preferred Bank	18,611	1,008,530
Prosperity Bancshares, Inc.	575,014	39,900,221
RBB Bancorp	23,627	474,903
Renasant Corp.	120,255	4,315,952
Republic Bancorp, Inc., Class A	48,875	2,334,759
S&T Bancorp, Inc.	62,889	2,394,184
Sandy Spring Bancorp, Inc.	52,285	1,905,265
Seacoast Banking Corp. of FloridaA	685,569	18,537,786
Simmons First National Corp., Class A	239,801	6,174,876
South State Corp.	271,125	21,708,979
Southern National Bancorp of Virginia, Inc.	59,545	947,956

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.30% (continued)
Financials - 28.05% (continued)
Banks - 16.05% (continued)
Sterling Bancorp	274,160	$5,990,396
Synovus Financial Corp.	181,889	6,942,703
TCF Financial Corp.	1,005,114	25,993,651
Texas Capital Bancshares, Inc.A	589,657	37,107,115
Towne Bank	178,680	5,028,055
TriCo Bancshares	23,420	884,105
Triumph Bancorp, Inc.A	170,886	5,333,352
Trustmark Corp.	340,522	12,102,152
UMB Financial Corp.	418,559	28,570,837
Umpqua Holdings Corp.	1,564,094	27,309,081
United Bankshares, Inc.	189,233	7,113,268
United Community Banks, Inc.	348,766	10,009,584
Univest Financial Corp.	19,052	523,168
Valley National Bancorp	1,943,189	21,685,989
Veritex Holdings, Inc.	378,108	9,675,784
Webster Financial Corp.	443,421	22,614,471
WesBanco, Inc.	287,791	10,527,395
West Bancorporation, Inc.	20,220	428,260
Westamerica Bancorp	69,387	4,447,707
Wintrust Financial Corp.	198,878	14,227,732

		1,021,634,581

Capital Markets - 2.93%
AllianceBernstein Holding LP, MLP	468,714	14,141,101
Artisan Partners Asset Management, Inc., Class A	270,863	8,014,836
Blucora, Inc.A	349,175	10,454,300
BrightSphere Investment Group, Inc.A	439,692	4,704,704
Cohen & Steers, Inc.	108,371	5,675,389
Cowen, Inc., Class AA	82,000	1,439,920
Donnelley Financial Solutions, Inc.A	280,169	3,818,704
Evercore, Inc., Class A	232,767	20,104,086
Federated Investors, Inc., Class B	373,481	12,978,465
GAIN Capital Holdings, Inc.	97,286	414,438
GAMCO Investors, Inc., Class A	24,607	499,522
Greenhill & Co., Inc.	98,252	1,630,983
INTL. FCStone, Inc.A	74,081	3,021,023
Lazard Ltd., Class A	323,600	12,526,556
Legg Mason, Inc.	47,946	1,805,646
Moelis & Co., Class A	19,263	701,944
Och-Ziff Capital Management Group, Inc., Class A, MLP	36,082	839,989
Oppenheimer Holdings, Inc., Class A	47,588	1,386,714
Piper Jaffray Cos	91,432	7,067,694
Stifel Financial Corp.	733,394	43,864,295
Victory Capital Holdings, Inc., Class AA	77,066	1,377,170
Virtus Investment Partners, Inc.	38,121	4,085,046
Waddell & Reed Financial, Inc., Class A	958,093	16,766,628
Westwood Holdings Group, Inc.	69,956	2,189,623
WisdomTree Investments, Inc.	1,117,745	6,930,019

		186,438,795

Consumer Finance - 1.43%
Encore Capital Group, Inc.A	42,459	1,527,675
Enova International, Inc.A	79,968	2,155,138
EZCORP, Inc., Class AA	218,142	2,148,699
Green Dot Corp., Class AA	119,221	6,043,312
Navient Corp.	820,059	11,603,835
Nelnet, Inc., Class A	120,551	7,541,670
OneMain Holdings, Inc.	367,113	15,216,834

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.30% (continued)
Financials - 28.05% (continued)
Consumer Finance - 1.43% (continued)
PRA Group, Inc.A	605,370	$18,845,168
SLM Corp.	2,859,413	26,049,252

		91,131,583

Diversified Financial Services - 0.02%
FGL Holdings	159,451	1,299,525

Insurance - 4.41%
Ambac Financial Group, Inc.A	211,438	3,852,400
American Equity Investment Life Holding Co.	669,024	17,260,819
Argo Group International Holdings Ltd.	319,748	21,883,553
Assured Guaranty Ltd.	285,621	12,478,782
Axis Capital Holdings Ltd.	225,871	14,381,207
Brighthouse Financial, Inc.A	98,200	3,846,494
CNO Financial Group, Inc.	2,118,701	35,827,234
Employers Holdings, Inc.	119,949	5,265,761
Enstar Group Ltd.A	272,802	48,326,874
FBL Financial Group, Inc., Class A	31,902	2,000,255
Global Indemnity Ltd.	386,928	10,946,193
Greenlight Capital Re Ltd., Class AA	138,890	1,159,732
Hanover Insurance Group, Inc.	93,108	12,077,039
Horace Mann Educators Corp.	524,511	22,784,758
Kemper Corp.	122,949	10,821,971
MBIA, Inc.A	365,295	3,408,202
National General Holdings Corp.	478,733	11,839,067
National Western Life Group, Inc., Class A	14,553	3,914,757
ProAssurance Corp.	46,667	1,824,213
Safety Insurance Group, Inc.	70,676	6,972,894
Selective Insurance Group, Inc.	144,473	10,864,370
Stewart Information Services Corp.	31,570	1,194,293
Third Point Reinsurance Ltd.A	131,897	1,329,522
United Fire Group, Inc.	63,752	3,332,317
White Mountains Insurance Group Ltd.	12,170	13,094,920

		280,687,627

Mortgage Real Estate Investment Trusts (REITs) - 0.31%
Apollo Commercial Real Estate Finance, Inc.	635,199	11,954,445
Colony Credit Real Estate, Inc.	112,656	1,825,027
Ellington Financial, Inc.	100,351	1,754,136
Exantas Capital Corp.	156,891	1,755,610
Great Ajax Corp.	66,413	923,805
Ready Capital Corp.	88,922	1,366,731

		19,579,754

Thrifts & Mortgage Finance - 2.90%
Capitol Federal Financial, Inc.	356,797	4,873,847
Dime Community Bancshares, Inc.	153,915	3,106,005
Essent Group Ltd.A	517,955	23,908,803
First Defiance Financial Corp.	15,700	450,904
Flagstar Bancorp, Inc.	155,830	5,373,018
FS Bancorp, Inc.	9,133	450,257
Hingham Institution for Savings	4,500	867,555
HomeStreet, Inc.A	62,643	1,817,900
Kearny Financial Corp.	246,127	3,285,795
Luther Burbank Corp.	337,513	3,766,645
Merchants Bancorp	54,330	971,964
Meridian Bancorp, Inc.	136,620	2,505,611
MGIC Investment Corp.A	3,363,602	43,222,286
New York Community Bancorp, Inc.	58,114	670,054

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.30% (continued)
Financials - 28.05% (continued)
Thrifts & Mortgage Finance - 2.90% (continued)
Northfield Bancorp, Inc.	214,440	$3,355,986
Northwest Bancshares, Inc.	256,011	4,390,589
OceanFirst Financial Corp.	168,572	4,113,157
Oritani Financial Corp.	186,681	3,378,926
PennyMac Financial Services, Inc.	65,281	1,567,397
Provident Financial Services, Inc.	126,931	3,069,192
Radian Group, Inc.	750,570	17,112,996
Southern Missouri Bancorp, Inc.	12,578	438,343
Sterling Bancorp, Inc.	89,077	874,736
Territorial Bancorp, Inc.	15,826	454,997
TFS Financial Corp.	64,980	1,167,041
TrustCo Bank Corp.	234,087	1,896,105
United Financial Bancorp, Inc.	220,907	3,167,806
Walker & Dunlop, Inc.	84,480	4,928,563
Washington Federal, Inc.	968,715	35,435,595
Waterstone Financial, Inc.	52,215	882,433
WSFS Financial Corp.	69,991	2,965,519

		184,470,025

Total Financials		1,785,241,890

Health Care - 2.67%
Biotechnology - 0.12%
Emergent BioSolutions, Inc.A	166,866	7,365,465

Health Care Equipment & Supplies - 0.25%
Invacare Corp.	1,055,934	5,649,247
NuVasive, Inc.A	158,121	10,530,859

		16,180,106

Health Care Providers & Services - 1.63%
Amedisys, Inc.A	58,687	8,092,350
AMN Healthcare Services, Inc.A	380,113	20,290,432
Encompass Health Corp.	360,929	23,041,707
Hanger, Inc.A	790,305	13,632,761
LHC Group, Inc.A	90,670	11,477,009
Magellan Health, Inc.A	24,534	1,725,722
MEDNAX, Inc.A	74,200	1,823,094
Owens & Minor, Inc.	237,801	644,441
Patterson Cos., Inc.	90,400	1,789,920
R1 RCM, Inc.A	831,187	10,456,332
Select Medical Holdings Corp.A	497,535	8,328,736
Tivity Health, Inc.A B	151,544	2,644,443

		103,946,947

Health Care Technology - 0.06%
Computer Programs & Systems, Inc.	37,464	966,946
NextGen Healthcare, Inc.A	174,227	2,850,354

		3,817,300

Life Sciences Tools & Services - 0.42%
Cambrex Corp.A	297,206	13,017,623
Medpace Holdings, Inc.A	174,660	13,756,221

		26,773,844

Pharmaceuticals - 0.19%
Innoviva, Inc.A	277,517	3,296,902
Prestige Consumer Healthcare, Inc.A	53,382	1,847,017
Supernus Pharmaceuticals, Inc.A	149,085	4,974,966

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.30% (continued)
Health Care - 2.67% (continued)
Pharmaceuticals - 0.19% (continued)
Taro Pharmaceutical Industries Ltd.	20,298	$1,639,470

		11,758,355

Total Health Care		169,842,017

Industrials - 19.60%
Aerospace & Defense - 1.08%
AAR Corp.	137,120	5,739,843
Aerojet Rocketdyne Holdings, Inc.A	341,819	14,602,508
Aerovironment, Inc.A	114,571	6,284,219
Astronics Corp.A	223,392	8,229,761
Embraer S.A., Sponsored ADR	1,047,308	21,155,622
Moog, Inc., Class A	44,097	3,592,142
National Presto Industries, Inc.	19,188	1,764,720
Triumph Group, Inc.	87,433	2,118,502
Vectrus, Inc.A	122,485	4,953,293

		68,440,610

Air Freight & Logistics - 0.56%
Air Transport Services Group, Inc.A	1,252,796	29,202,675
Atlas Air Worldwide Holdings, Inc.A	69,119	3,155,282
Hub Group, Inc., Class AA	65,203	2,956,956

		35,314,913

Airlines - 0.50%
Hawaiian Holdings, Inc.	34,037	884,622
JetBlue Airways Corp.A	484,850	9,323,665
SkyWest, Inc.	140,304	8,517,856
Spirit Airlines, Inc.A	308,789	13,101,917

		31,828,060

Building Products - 2.70%
Advanced Drainage Systems, Inc.	309,821	10,202,406
Apogee Enterprises, Inc.	33,612	1,363,303
Armstrong Flooring, Inc.A	531,870	4,446,433
Builders FirstSource, Inc.A	777,607	13,359,288
Caesarstone Ltd.B	115,248	1,621,539
Continental Building Products, Inc.A	35,400	870,132
Gibraltar Industries, Inc.A	692,401	28,693,097
Insteel Industries, Inc.	115,364	2,250,752
Masonite International Corp.A	527,933	28,138,829
Owens Corning	150,600	8,734,800
Patrick Industries, Inc.A	33,500	1,536,645
Resideo Technologies, Inc.A	529,584	9,987,954
Simpson Manufacturing Co., Inc.	517,759	31,976,796
Universal Forest Products, Inc.	716,205	28,956,168

		172,138,142

Commercial Services & Supplies - 1.56%
ACCO Brands Corp.	481,689	4,710,918
Deluxe Corp.	174,450	7,783,959
Ennis, Inc.	56,195	1,142,444
Herman Miller, Inc.	274,619	12,451,225
HNI Corp.	18,201	623,202
Interface, Inc.	55,780	773,111
Knoll, Inc.	1,027,111	24,907,442
Matthews International Corp., Class A	168,697	5,761,003
Mobile Mini, Inc.	739,725	25,121,061
Quad/Graphics, Inc.B	912,131	10,316,202
Steelcase, Inc., Class A	300,961	5,089,251

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.30% (continued)
Industrials - 19.60% (continued)
Commercial Services & Supplies - 1.56% (continued)
Team, Inc.A	41,143	$681,328

		99,361,146

Construction & Engineering - 1.97%
AECOMA	422,600	15,192,470
Aegion Corp.A	281,861	5,313,080
Arcosa, Inc.	11,700	438,750
Construction Partners, Inc., Class AA	295,221	4,614,304
EMCOR Group, Inc.	296,102	24,988,048
Fluor Corp.	141,900	4,613,169
Granite Construction, Inc.	263,962	9,370,651
MasTec, Inc.A	46,374	2,379,914
MYR Group, Inc.A	12,150	438,858
Primoris Services Corp.	1,476,629	30,950,144
Quanta Services, Inc.	253,873	9,499,928
Tutor Perini Corp.A	1,212,065	15,829,569
Valmont Industries, Inc.	10,734	1,476,998

		125,105,883

Electrical Equipment - 1.66%
Atkore International Group, Inc.A	157,973	4,311,083
AZZ, Inc.	43,953	2,047,331
Encore Wire Corp.	395,969	21,746,617
EnerSys	443,068	30,177,361
Generac Holdings, Inc.A	151,160	10,928,868
GrafTech International Ltd.	154,800	1,772,460
Preformed Line Products Co.	14,297	825,938
Regal Beloit Corp.	295,801	23,551,676
Thermon Group Holdings, Inc.A	55,282	1,400,846
TPI Composites, Inc.A	346,861	8,869,236

		105,631,416

Machinery - 5.80%
Actuant Corp., Class A	1,106,239	25,332,873
Altra Industrial Motion Corp.	113,552	3,262,349
Astec Industries, Inc.	212,263	6,938,878
Barnes Group, Inc.	423,136	22,019,997
Blue Bird Corp.A	188,328	3,902,156
Briggs & Stratton Corp.	219,067	2,087,709
Colfax Corp.A	855,830	23,689,374
Columbus McKinnon Corp.	68,425	2,630,257
Commercial Vehicle Group, Inc.A	214,265	1,739,832
EnPro Industries, Inc.	94,130	6,686,995
Federal Signal Corp.	1,675,806	52,201,357
Graham Corp.	38,692	837,682
Greenbrier Cos., Inc.	374,725	10,833,300
Harsco Corp.A	265,062	6,218,355
Helios Technologies, Inc.	72,529	3,405,962
Hillenbrand, Inc.	277,132	9,336,577
Hyster-Yale Materials Handling, Inc.	111,769	6,911,795
Kennametal, Inc.	770,937	26,659,001
Lindsay Corp.	101,306	9,241,133
Manitowoc Co., Inc.A	385,624	6,921,951
Meritor, Inc.A	256,851	6,351,925
Miller Industries, Inc.	250,683	7,826,323
Mueller Industries, Inc.	25,612	773,226
Mueller Water Products, Inc., Class A	86,020	874,823
Navistar International Corp.A	441,130	13,780,901
Oshkosh Corp.	197,467	16,502,317

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.30% (continued)
Industrials - 19.60% (continued)
Machinery - 5.80% (continued)
Park-Ohio Holdings Corp.	94,426	$2,889,436
REV Group, Inc.	63,307	922,383
Rexnord Corp.A	218,963	6,413,426
Spartan Motors, Inc.	41,200	495,224
Standex International Corp.	7,719	543,186
Tennant Co.	33,124	2,521,068
Terex Corp.	1,114,333	33,931,440
Timken Co.	412,332	18,847,696
TriMas Corp.A	391,788	11,749,722
Trinity Industries, Inc.	338,832	6,641,107
Wabash National Corp.	474,555	7,512,206

		369,433,942

Marine - 0.49%
Matson, Inc.	759,843	31,085,177

Professional Services - 1.03%
BG Staffing, Inc.	40,100	666,462
GP Strategies Corp.A	55,599	882,912
Hudson Global, Inc.A	61,058	650,268
Huron Consulting Group, Inc.A	174,670	10,649,630
InnerWorkings, Inc.A	491,936	1,800,486
Kelly Services, Inc., Class A	225,246	6,268,596
Korn Ferry	355,259	13,954,574
ManpowerGroup, Inc.	131,152	11,980,735
Mistras Group, Inc.A	52,327	793,277
Navigant Consulting, Inc.	74,403	1,812,457
Resources Connection, Inc.	53,887	948,411
TrueBlue, Inc.A	299,141	5,914,018
WageWorks, Inc.A	182,667	9,347,070

		65,668,896

Road & Rail - 0.65%
ArcBest Corp.	410,335	12,281,326
Avis Budget Group, Inc.A	166,492	6,058,644
Covenant Transportation Group, Inc., Class AA	92,170	1,553,064
Knight-Swift Transportation Holdings, Inc.	84,080	3,013,427
Marten Transport Ltd.	295,725	5,935,201
Ryder System, Inc.	116,827	6,222,206
Schneider National, Inc., Class B	24,412	471,152
Universal Logistics Holdings, Inc.	100,949	1,987,686
Werner Enterprises, Inc.	121,951	4,042,676

		41,565,382

Trading Companies & Distributors - 1.60%
Air Lease Corp.	304,683	12,732,703
Aircastle Ltd.	714,090	14,845,931
Applied Industrial Technologies, Inc.	64,161	3,903,555
BMC Stock Holdings, Inc.A	145,815	3,083,987
DXP Enterprises, Inc.A	26,600	903,070
GATX Corp.	95,095	7,309,002
Kaman Corp.	98,210	6,226,514
MRC Global, Inc.A	186,967	2,924,164
NOW, Inc.A	268,970	3,294,883
Rush Enterprises, Inc., Class A	570,698	21,492,487
Textainer Group Holdings Ltd.A	35,695	347,312
Titan Machinery, Inc.A	47,564	986,477
Triton International Ltd.	354,815	11,737,280

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.30% (continued)
Industrials - 19.60% (continued)
Trading Companies & Distributors - 1.60% (continued)
WESCO International, Inc.A	236,137	$11,981,591

		101,768,956

Total Industrials		1,247,342,523

Information Technology - 13.02%
Communications Equipment - 1.20%
Casa Systems, Inc.A	357,387	2,355,180
Ciena Corp.A	785,538	35,522,028
CommScope Holding Co., Inc.A	559,143	7,984,562
EchoStar Corp., Class AA	105,300	4,793,256
Lumentum Holdings, Inc.A	223,639	12,664,677
NETGEAR, Inc.A	336,075	11,376,139
Plantronics, Inc.	34,279	1,316,314

		76,012,156

Electronic Equipment, Instruments & Components - 5.96%
Anixter International, Inc.A	177,807	11,443,658
Arrow Electronics, Inc.A	9,500	689,795
Avnet, Inc.	1,004,938	45,644,284
AVX Corp.	892,590	13,594,146
Belden, Inc.	236,374	10,745,562
Benchmark Electronics, Inc.	145,321	3,932,386
Celestica, Inc.A	787,897	5,586,190
Coherent, Inc.A	110,956	15,406,241
Daktronics, Inc.	113,393	718,912
ePlus, Inc.A	12,400	941,160
FabrinetA	322,716	17,323,395
FARO Technologies, Inc.A	451,419	24,101,260
II-VI, Inc.A	999,740	39,689,678
Insight Enterprises, Inc.A	198,334	10,912,337
Itron, Inc.A	138,449	8,583,838
Jabil, Inc.	437,548	13,511,482
KEMET Corp.	780,841	15,710,521
Kimball Electronics, Inc.A	82,359	1,309,508
Methode Electronics, Inc.	255,624	7,655,939
MTS Systems Corp.	374,293	21,566,763
PC Connection, Inc.	71,957	2,353,713
Plexus Corp.A	42,470	2,535,884
Sanmina Corp.A	678,576	21,544,788
ScanSource, Inc.A	281,317	9,550,712
SYNNEX Corp.	112,006	11,037,071
Tech Data Corp.A	262,671	26,619,079
Vishay Intertechnology, Inc.	2,165,142	36,807,414

		379,515,716

IT Services - 1.30%
Cass Information Systems, Inc.	19,200	977,472
CSG Systems International, Inc.	397,282	20,356,730
KBR, Inc.	1,264,133	33,347,828
NIC, Inc.	470,255	8,530,426
Sykes Enterprises, Inc.A	240,069	6,791,552
Unisys Corp.A	133,309	1,651,698
Virtusa Corp.A	253,256	11,315,478

		82,971,184

Semiconductors & Semiconductor Equipment - 3.42%
Amkor Technology, Inc.A	525,440	4,849,811
Brooks Automation, Inc.	1,143,970	44,386,036

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.30% (continued)
Information Technology - 13.02% (continued)
Semiconductors & Semiconductor Equipment - 3.42% (continued)
Cabot Microelectronics Corp.	78,406	$9,538,090
ChipMOS Technologies, Inc., ADR	153,827	2,799,651
Cohu, Inc.	1,048,360	15,893,138
Diodes, Inc.A	1,855,029	79,024,235
First Solar, Inc.A	173,946	11,217,777
Kulicke & Soffa Industries, Inc.	82,557	1,868,265
MKS Instruments, Inc.	162,232	13,810,810
Photronics, Inc.A	1,851,666	17,831,544
Rambus, Inc.A	154,500	1,925,070
Semtech Corp.A	259,457	13,717,492
Veeco Instruments, Inc.A	64,716	770,768

		217,632,687

Software - 0.72%
CommVault Systems, Inc.A	49,883	2,266,684
Ebix, Inc.B	37,246	1,714,433
LogMeIn, Inc.	169,418	12,870,685
Verint Systems, Inc.A	503,627	29,144,895

		45,996,697

Technology Hardware, Storage & Peripherals - 0.42%
Cray, Inc.A	491,266	17,017,454
NCR Corp.A	242,817	8,209,643
Super Micro Computer, Inc.A	91,700	1,679,027

		26,906,124

Total Information Technology		829,034,564

Materials - 4.64%
Chemicals - 1.47%
American Vanguard Corp.	62,496	892,443
Cabot Corp.	718,189	32,117,412
FutureFuel Corp.	127,168	1,481,507
Huntsman Corp.	511,300	10,507,215
Innophos Holdings, Inc.	78,060	2,120,890
Koppers Holdings, Inc.A	15,594	425,716
Kraton Corp.A	190,815	5,852,296
Livent Corp.A	258,200	1,662,808
LSB Industries, Inc.A	79,714	397,773
Minerals Technologies, Inc.	115,577	6,154,475
PolyOne Corp.	732,090	23,990,590
Rayonier Advanced Materials, Inc.B	130,765	608,057
Stepan Co.	44,775	4,439,441
Trinseo S.A.	33,000	1,280,730
Tronox Holdings PLC, Class AA	50,976	563,795
Valvoline, Inc.	50,341	1,016,385

		93,511,533

Containers & Packaging - 0.27%
Greif, Inc., Class A	71,270	2,491,599
Owens-Illinois, Inc.	797,819	13,538,988
Silgan Holdings, Inc.	29,600	889,776

		16,920,363

Metals & Mining - 2.12%
Allegheny Technologies, Inc.A	1,173,987	25,557,697
Carpenter Technology Corp.	483,506	21,762,605
Century Aluminum Co.A	126,600	910,254
Cleveland-Cliffs, Inc.B	1,305,064	13,911,982
Coeur Mining, Inc.A	2,132,094	9,807,632

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.30% (continued)
Materials - 4.64% (continued)
Metals & Mining - 2.12% (continued)
Commercial Metals Co.	415,917	$7,282,707
Elah Holdings, Inc.A	3,535	212,135
Ferroglobe PLC	2,803,168	4,232,784
Haynes International, Inc.	29,530	878,813
Kaiser Aluminum Corp.	13,047	1,256,035
Materion Corp.	82,324	5,114,790
Pan American Silver Corp.	552,339	8,390,029
Reliance Steel & Aluminum Co.	35,314	3,529,634
Schnitzer Steel Industries, Inc., Class A	744,287	19,820,363
Warrior Met Coal, Inc.	184,773	4,571,284
Worthington Industries, Inc.	198,262	7,974,098

		135,212,842

Paper & Forest Products - 0.78%
Boise Cascade Co.	19,307	521,289
Domtar Corp.	496,651	21,082,835
Louisiana-Pacific Corp.	634,034	16,573,649
Mercer International, Inc.	445,230	5,801,347
Schweitzer-Mauduit International, Inc.	172,519	5,939,829

		49,918,949

Total Materials		295,563,687

Real Estate - 4.70%
Equity Real Estate Investment Trusts (REITs) - 4.45%
Agree Realty Corp.	197,615	13,210,563
Ashford Hospitality Trust, Inc.	592,608	1,605,968
Brandywine Realty Trust	764,912	11,282,452
Colony Capital, Inc.	1,821,555	10,291,786
CoreCivic, Inc.	207,668	3,524,126
Cousins Properties, Inc.	192,697	6,779,080
Empire State Realty Trust, Inc., Class A	685,394	9,602,370
GEO Group, Inc.	1,426,174	25,400,159
Hersha Hospitality Trust	506,504	7,911,592
Hospitality Properties Trust	232,400	5,742,604
Kite Realty Group Trust	237,488	3,778,434
Lexington Realty Trust	2,723,208	26,878,063
Outfront Media, Inc.	590,342	16,045,496
Pennsylvania Real Estate Investment TrustB	478,106	2,859,074
Physicians Realty Trust	830,479	14,292,544
Piedmont Office Realty Trust, Inc., Class A	261,111	5,433,720
PotlatchDeltic Corp.	243,798	8,976,642
Preferred Apartment Communities, Inc., Class A	736,991	10,679,000
Retail Properties of America, Inc., Class A	1,000,240	12,162,918
Ryman Hospitality Properties, Inc.	178,137	13,360,275
Seritage Growth Properties, Class AB	1,168,076	48,790,534
Sunstone Hotel Investors, Inc.	1,045,770	13,814,622
Urban Edge Properties	623,096	10,424,396

		282,846,418

Real Estate Management & Development - 0.25%
Consolidated-Tomoka Land Co.	22,200	1,392,384
Five Point Holdings LLC, Class AA B	112,542	878,953
Marcus & Millichap, Inc.A	28,600	949,520
Newmark Group, Inc., Class A	1,305,372	12,870,968

		16,091,825

Total Real Estate		298,938,243

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.30% (continued)
Utilities - 2.75%
Electric Utilities - 1.29%
ALLETE, Inc.	153,174	$13,318,479
El Paso Electric Co.	26,805	1,776,099
PNM Resources, Inc.	25,601	1,271,602
Portland General Electric Co.	1,171,217	64,241,253
Spark Energy, Inc., Class A	117,261	1,282,835

		81,890,268

Gas Utilities - 0.54%
Chesapeake Utilities Corp.	121,704	11,374,456
Northwest Natural Holding Co.	25,369	1,811,854
South Jersey Industries, Inc.	51,994	1,770,396
Southwest Gas Holdings, Inc.	171,773	15,272,337
Spire, Inc.	21,899	1,804,697
Star Group LP	89,719	863,097
Suburban Propane Partners LP, MLP	72,371	1,776,708

		34,673,545

Independent Power & Renewable Electricity Producers - 0.21%
Clearway Energy, Inc., Class A	84,326	1,447,877
Clearway Energy, Inc., Class C	661,082	11,912,698

		13,360,575

Multi-Utilities - 0.68%
Avista Corp.	566,693	26,084,879
NorthWestern Corp.	221,933	15,517,555
Unitil Corp.	28,988	1,697,827

		43,300,261

Water Utilities - 0.03%
California Water Service Group	34,887	1,862,617

Total Utilities		175,087,266

Total Common Stocks (Cost $5,567,937,565)		6,129,263,514

EXCHANGE-TRADED INSTRUMENTS - 0.36% (Cost $22,697,910)
Exchange-Traded Funds - 0.36%
iShares Russell 2000 Value ETF	187,174	22,640,567

SHORT-TERM INVESTMENTS - 3.26% (Cost $207,403,754)
Investment Companies - 3.26%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.28%D E	207,403,754	207,403,754

SECURITIES LENDING COLLATERAL - 1.84% (Cost $117,372,316)
Investment Companies - 1.84%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.28%D E	117,372,316	117,372,316

TOTAL INVESTMENTS - 101.76% (Cost $5,915,411,545)		6,476,680,151
LIABILITIES, NET OF OTHER ASSETS - (1.76%)		(112,060,648)

TOTAL NET ASSETS - 100.00%		$6,364,619,503

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at July 31, 2019.
C	Value was determined using significant unobservable inputs.
D	The Fund is affiliated by having the same investment advisor.
E	7-day yield.
F	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $0 or 0% of net assets.

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

ADR - American Depositary Receipt.

ETF - Exchange-Traded Fund.

LLC - Limited Liability Company.

LP - Limited Partnership.

MLP - Master Limited Partnership.

PLC - Public Limited Company.

Long Futures Contracts Open on July 31, 2019:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index Futures	2,467	September 2019	$191,860,277	$194,485,945	$2,625,668

			$191,860,277	$194,485,945	$2,625,668

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2019, the investments were classified as described below:

Small Cap Value Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$6,129,263,514	$—	$0	(1)	$6,129,263,514
Exchange-Traded Instruments	22,640,567	—	—		22,640,567
Short-Term Investments	207,403,754	—	—		207,403,754
Securities Lending Collateral	117,372,316	—	—		117,372,316

Total Investments in Securities - Assets	$6,476,680,151	$—	$0		$6,476,680,151

Financial Derivative Instruments - Assets
Futures Contracts	$2,625,668	$—	$—		$2,625,668

Total Financial Derivative Instruments - Assets	$2,625,668	$—	$—		$2,625,668

(1)	Investment held in the Fund’s Portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2019, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 10/31/2018		Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 7/31/2019		Unrealized Appreciation (Depreciation) at Period end**
Common Stocks	$0	(1)	$—	$—	$—	$—	$—	$—	$—	$0	(1)	$—

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
(1)	Investment held in the Fund’s Portfolio with $0 fair value.

The common stock, classified as Level 3, is beneficial interest units in a representation and warranty insurance trust. The shares have been fair valued at $0 due to limited market transparency.

See accompanying notes

American Beacon Tocqueville International Value FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
Belgium - 2.49% (Cost $18,176,508)
Common Stocks - 2.49%
Groupe Bruxelles Lambert S.A.A	201,512	$19,014,792

Bermuda - 1.10% (Cost $14,169,654)
Common Stocks - 1.10%
Clear Media Ltd.A	14,433,100	8,418,774

Brazil - 0.15% (Cost $12,000,000)
Common Stocks - 0.15%
Estre Ambiental, Inc.B	1,440,000	1,172,304

Canada - 2.55% (Cost $15,958,230)
Common Stocks - 2.55%
Nutrien Ltd.	354,554	19,433,105

Denmark - 1.82% (Cost $18,679,749)
Common Stocks - 1.82%
ISS A/SA	495,175	13,887,910

Finland - 2.15% (Cost $16,928,696)
Common Stocks - 2.15%
Nokia OYJ, ADR	3,033,400	16,410,694

France - 14.75%
Common Stocks - 14.75%
Bollore S.A.A	4,899,004	21,043,349
Bureau Veritas S.A.A	847,198	21,116,085
Danone S.A.A	266,500	23,105,448
Publicis Groupe S.A.A	158,300	7,826,311
SanofiA	269,801	22,511,842
Sopra Steria GroupA	132,400	17,015,766

Total Common Stocks		112,618,801

Total France (Cost $114,806,762)		112,618,801

Germany - 11.34%
Common Stocks - 11.34%
Brenntag AGA	120,000	5,900,951
Duerr AGA	260,830	7,804,715
GEA Group AGA	254,400	6,395,764
Henkel AG & Co. KGaAA	112,100	11,555,738
Infineon Technologies AGA	949,069	17,985,082
Siemens AG, ADR	425,065	23,251,055
Software AGA	259,700	7,360,898
Wacker Neuson SEA	314,900	6,367,394

Total Common Stocks		86,621,597

Total Germany (Cost $91,537,073)		86,621,597

Ireland - 2.79% (Cost $22,272,288)
Common Stocks - 2.79%
CRH PLCA	641,220	21,339,729

Japan - 21.91%
Common Stocks - 21.91%
Amano Corp.A	922,000	27,778,550
Asics Corp.A	1,000,000	10,727,764
Ebara Corp.A	124,000	3,334,991
FANUC Corp.A	132,270	23,563,816
Hitachi Ltd.A	639,168	22,734,540

See accompanying notes

American Beacon Tocqueville International Value FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
Japan - 21.91% (continued)
Common Stocks - 21.91% (continued)
Hoya Corp.A	165,600	$12,723,214
Kao Corp.A	187,600	13,718,624
Makita Corp.A	522,200	17,133,193
Mitsubishi UFJ Financial Group, Inc.A	2,672,000	13,208,431
Nintendo Co., Ltd.A	27,600	10,111,843
Rohm Co., Ltd.A	121,900	8,499,608
Tokyo Broadcasting System Holdings, Inc.A	223,500	3,781,031

Total Common Stocks		167,315,605

Total Japan (Cost $152,459,348)		167,315,605

Netherlands - 2.53% (Cost $18,015,441)
Common Stocks - 2.53%
Royal Dutch Shell PLC, Class B, ADR	303,900	19,288,533

Republic of Korea - 2.14% (Cost $16,696,601)
Common Stocks - 2.14%
Samsung Electronics Co., Ltd.A	524,900	16,352,551

Spain - 4.22%
Common Stocks - 4.22%
Applus Services S.A.A	1,736,414	24,462,120
Banco Santander S.A.A	1,817,467	7,736,490

Total Common Stocks		32,198,610

Total Spain (Cost $31,378,905)		32,198,610

Switzerland - 7.26%
Common Stocks - 7.26%
DKSH Holding AGA	71,900	3,625,941
Novartis AG, Sponsored ADR	215,450	19,730,911
Roche Holding AGA	57,500	15,395,891
UBS Group AGB	1,491,113	16,655,732

Total Common Stocks		55,408,475

Total Switzerland (Cost $60,022,996)		55,408,475

United Kingdom - 11.60%
Common Stocks - 11.60%
AVEVA Group PLCA	126,095	6,133,145
CNH Industrial N.V.A	372,800	3,764,882
Diageo PLC, Sponsored ADR	92,190	15,384,667
IMI PLCA	768,700	9,650,802
Kingfisher PLCA	573,000	1,541,573
Playtech PLCA	745,000	4,027,083
Reckitt Benckiser Group PLCA	148,000	11,475,061
Smiths Group PLCA	1,103,045	21,928,311
Unilever N.V.	254,301	14,683,340

Total Common Stocks		88,588,864

Total United Kingdom (Cost $77,527,012)		88,588,864

United States - 4.23%
Common Stocks - 4.23%
Aflac, Inc.	288,235	15,172,690
Bunge Ltd.	152,900	8,933,947

See accompanying notes

American Beacon Tocqueville International Value FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value
United States - 4.23% (continued)
Common Stocks - 4.23% (continued)
Schlumberger Ltd.	205,200	$8,201,844

Total Common Stocks		32,308,481

Total United States (Cost $29,906,836)		32,308,481

SHORT-TERM INVESTMENTS - 4.98% (Cost $37,990,777)
Investment Companies - 4.98%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.28%C D	37,990,777	37,990,777

TOTAL INVESTMENTS - 98.01% (Cost $748,526,876)		748,369,602
OTHER ASSETS, NET OF LIABILITIES - 1.99%		15,221,714

TOTAL NET ASSETS - 100.00%		$763,591,316

Percentages are stated as a percent of net assets.

A	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $532,060,003 or 69.68% of net assets.
B	Non-income producing security.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2019, the investments were classified as described below:

Tocqueville International Value Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Belgium	$—	$19,014,792	$—	$19,014,792
Bermuda	—	8,418,774	—	8,418,774
Brazil	1,172,304	—	—	1,172,304
Canada	19,433,105	—	—	19,433,105
Denmark	—	13,887,910	—	13,887,910
Finland	16,410,694	—	—	16,410,694
France	—	112,618,801	—	112,618,801
Germany	23,251,055	63,370,542	—	86,621,597
Ireland	—	21,339,729	—	21,339,729
Japan	—	167,315,605	—	167,315,605
Netherlands	19,288,533	—	—	19,288,533
Republic of Korea	—	16,352,551	—	16,352,551
Spain	—	32,198,610	—	32,198,610
Switzerland	36,386,643	19,021,832	—	55,408,475
United Kingdom	30,068,007	58,520,857	—	88,588,864
Common Stocks
United States	32,308,481	—	—	32,308,481
Short-Term Investments	37,990,777	—	—	37,990,777

Total Investments in Securities - Assets	$216,309,599	$532,060,003	$—	$748,369,602

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2019 (Unaudited)

Organization

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. As of July 31, 2019, the Trust consists of thirty-three active series, seven of which are presented in this filing: American Beacon Balanced Fund, American Beacon Garcia Hamilton Quality Bond Fund, American Beacon International Equity Fund, American Beacon Large Cap Value Fund, American Beacon Mid-Cap Value Fund, American Beacon Small Cap Value Fund and American Beacon Tocqueville International Value Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2019 (Unaudited)

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2019 (Unaudited)

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices,

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2019 (Unaudited)

spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2019 (Unaudited)

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of July 31, 2019, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received		Total Collateral Received
Balanced	$1,188,673	$1,261,942	$	—	$1,261,942
International Equity	1,151,840	1,311,000		—	1,311,000
Large Cap Value	18,329,535	19,456,969		—	19,456,969
Mid-Cap Value	1,611,424	1,642,875		—	1,642,875
Small Cap Value	113,435,631	117,372,316		—	117,372,316

Cash collateral is listed on the Funds’ Schedules of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each of the tax years in the four year period ended October 31, 2018 remain subject to examination by the Internal Revenue Service (“IRS”) except for the Garcia

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2019 (Unaudited)

Hamilton Quality Bond Fund which is subject to examination by the IRS for the tax years in the three year period ended October 31, 2018.

Cost of Investments for Federal Income Tax Purposes

As of July 31, 2019, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced	$235,122,172	$41,810,164	$(7,877,774)	$33,932,390
Garcia Hamilton Quality Bond	355,632,020	4,564,816	(221,261)	4,343,555
International Equity	2,788,516,951	253,787,495	(289,390,401)	(35,602,906)
Large Cap Value	4,404,057,639	1,430,278,862	(243,741,904)	1,186,536,958
Mid-Cap Value	458,522,600	93,455,588	(33,737,971)	59,717,617
Small Cap Value	5,915,411,545	979,133,392	(417,864,786)	561,268,606
Tocqueville International Value	748,526,876	64,506,976	(64,664,250)	(157,274)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2018, the Garcia Hamilton Quality Bond had $1,967,308 short-term and $1,124,741 long-term post RIC MOD capital loss carry forwards. The Tocqueville International Value Fund had $7,258,341 short-term post RIC MOD capital loss carry forwards.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: September 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: September 27, 2019

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: September 27, 2019

Certifications

I, Gene L. Needles, Jr., certify that:

1.	I have reviewed this report on Form N-Q of American Beacon Funds.

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;

4.

The Registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c.) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule30a-3(d) under the Investment Company Act of 1940) for the Registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the Registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting; and

5.

The Registrant’s other certifying officer(s) and I have disclosed to the Registrant’s auditors and the audit committee of the Registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant’s internal control over financial reporting.

Date: September 27, 2019	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr., President

I, Melinda G. Heika, certify that:

1.	I have reviewed this report on Form N-Q of American Beacon Funds.

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;

4.

The Registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c.) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule30a-3(d) under the Investment Company Act of 1940) for the Registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the Registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting; and

5.

The Registrant’s other certifying officer(s) and I have disclosed to the Registrant’s auditors and the audit committee of the Registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant’s internal control over financial reporting.

Date: September 27, 2019	/s/ Melinda G. Heika
Melinda G. Heika, Treasurer